UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06087

Salomon Brothers Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 725-6666

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2005

SEMI-ANNUAL

REPORT

Salomon Brothers Asset Management

Salomon Brothers Investment Series

■	High Yield Bond Fund

■	Short/Intermediate U.S. Government Fund

■	Strategic Bond Fund

NOT FDIC INSURED  •  NOT BANK GUARANTEED  •  MAY LOSE VALUE

Letter from the Chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy overcame a number of obstacles and continued to expand during the reporting period. Rising interest rates, record high oil prices, and geopolitical issues threatened to send the economy into a “soft patch.” However, when all was said and done, first quarter 2005 gross domestic product (“GDP”)i growth was 3.8%, mirroring the solid gain that occurred during the fourth quarter of 2004.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following five rate hikes from June 2004 through December 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four additional times during the reporting period. The Fed’s nine rate hikes brought the target for the federal funds rate from 1.00% to 3.25%. Following the end of the reporting period, at their August meeting, the Fed increased the target rate by 0.25% to 3.50%.

During the reporting period, the fixed-income market confounded many investors as short-term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, declined. When the period began, the federal funds target rate was 2.25% and the yield on the 10-year Treasury was 4.24%. When the reporting period ended, the federal funds rate rose to 3.25% and the 10-year yield fell to 3.92%. Declining long-term rates, mixed economic data, and periodic flights to quality all supported bond prices. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers Aggregate Bond Index,iv returned 2.51%.

The high-yield market was extremely volatile during the reporting period. After a strong start, high-yield bonds fell sharply in March and April 2005. This reversal of fortune occurred as investors became concerned over the bond downgrades for General Motors and Ford Motor Company. However, the high-yield market then rallied sharply in May and June as the uncertainty surrounding the downgrades lifted and investors searched for incremental yield. Over the six-month period, the Citigroup High Yield Market Indexv returned 0.82%.

During the six-month period, emerging markets debt, as represented by the JPMorgan Emerging Markets Bond Index Global (“EMBIG”)vi returned 5.11%. While there was a period of weakness in February and March, overall the asset class generated solid results. Strong country fundamentals and market technicals outweighed the downward pressure exerted throughout the period by Fed tightening. In addition, continued strength in commodity prices, including metals, agriculture, and oil, provided positive support for many emerging market countries.

HIGH YIELD BOND FUND

For the six months ended June 30, 2005, Class A shares of the Salomon Brothers Investment Series — High Yield Bond Fund, excluding sales charges, returned 1.48%. These shares outperformed the Lipper High Current Yield Funds Category Average,1 which increased 0.25%. The Fund’s unmanaged benchmark, the Citigroup High Yield Market Index returned 0.82% for the same period.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 424 funds in the Fund’s Lipper category, and excluding sales charges.

SHORT/INTERMEDIATE U.S. GOVERNMENT FUND

For the six months ended June 30, 2005, Class A shares of the Salomon Brothers Investment Series- Short/Intermediate U.S. Government Fund, excluding sales charges, returned 1.20%. These shares outperformed the Lipper Short-Intermediate U.S. Government Funds Category Average,2 which increased 1.08%. The Fund’s unmanaged benchmark, the Citigroup 1-10 Year Treasury Bond Index,vii returned 1.55% for the same period.

STRATEGIC BOND FUND

For the six months ended June 30, 2005, Class A shares of the Salomon Brothers Investment Series- Strategic Bond Fund, excluding sales charges, returned 1.95%. These shares outperformed the Lipper Multi-Sector Income Funds Category Average,3 which increased 0.99%. The Fund’s unmanaged benchmarks, the Lehman Brothers Aggregate Bond Index and the Citigroup Broad Investment Grade Bond Index,viii returned 2.51% and 2.61%, respectively, for the same period.

PERFORMANCE SNAPSHOT

AS OF JUNE 30, 2005

(excluding sales charges)

(unaudited)

6 Months
High Yield Bond Fund - Class A shares	1.48%

Citigroup High Yield Market Index	0.82%

Lipper High Current Yield Funds Category Average	0.25%

Short/Intermediate U.S. Government Fund - Class A shares	1.20%

Citigroup 1-10 Year Treasury Bond Index	1.55%

Lipper Short/Intermediate U.S. Government Funds Category Average	1.08%

Strategic Bond Fund - Class A shares	1.95%

Lehman Brothers Aggregate Bond Index	2.51%

Citigroup Broad Investment Grade Bond Index	2.61%

Lipper Multi-Sector Income Funds Category Average	0.99%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com.

For High Yield Bond Fund, the 30-Day SEC Yield for Class A, Class B, Class C, Class O and Class Y were 6.17%, 5.61%, 5.93%, 6.82% and 6.82%, respectively. For Short/Intermediate U.S. Government Fund, the 30-Day SEC Yield for Class A, Class B, Class C and Class O were 4.12%, 3.96%, 3.70% and 4.43%, respectively. Current reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the 30-day SEC Yield for Class A, B, C and O would have been 3.71%, 3.47%, 3.32% and 3.94%, respectively. For Strategic Bond Fund, the 30-Day SEC Yield for Class A, Class B, Class C, Class O and Class Y were 3.66%, 3.02%, 3.29%, 4.13% and 4.20%, respectively.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions. For High Yield Bond Fund, excluding sales charges, Class B shares returned 1.00%, Class C shares returned 1.24%, Class O shares returned 1.55% and Class Y shares returned 1.52% over the six months ended June 30, 2005. For Short/Intermediate U.S. Government Fund, excluding sales charges, Class B shares returned 1.08%, Class C shares returned 0.96% and Class O shares returned 1.33% over the six months ended June 30, 2005. For Strategic Bond Fund, excluding sales charges, Class B shares returned 1.51%, Class C shares returned 1.64%, Class O shares returned 2.04% and Class Y shares returned 2.09% over the six months ended June 30, 2005.

[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 80 funds in the Fund’s Lipper category, and excluding sales charges
[3]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 116 funds in the Fund’s Lipper category, and excluding sales charges

SPECIAL SHAREHOLDER NOTICE

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, Salomon Brothers Asset Management Inc (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Funds.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Funds and the Manager. Therefore, the Funds’ Board of Directors will be asked to approve new investment management contracts between the Funds and the Manager. If approved by the Board, the new investment management contracts will be presented to the shareholders of the Funds for their approval.

Subsequently, on August 12, 2005, the Board approved the new investment management contracts between the Funds and the Manager.

INFORMATION ABOUT YOUR FUND

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Funds’ Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds have been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Funds and its Adviser with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

August 15, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

High Yield Bond Fund

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in high yield securities and foreign securities, including emerging markets, involve risks beyond those inherent in solely higher-rated and domestic investments. The risks of high yield securities include, but are not limited to, price volatility and the possibility of default in the timely payment of interest and principal. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

Short/Intermediate U.S. Government Fund

RISKS: The value of the Fund will fluctuate with market conditions and neither share price nor income from the Fund are guaranteed by the U.S. government. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in mortgage-backed securities involve an additional level of risk, as discussed in the prospectus. Investing in a non-diversified, narrowly focused fund may entail greater risks than is normally associated with more widely diversified funds. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on fund performance.

Strategic Bond Fund

RISKS: Investments in high yield securities and in foreign companies and governments, including emerging markets, involve risks beyond those inherent solely in higher-rated and domestic investments. The risks of high yields securities include, but are not limited to, price volatility and the possibility of default in the timely payment of interest and principal. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.
[v]	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.
vi	JPMorgan Emerging Markets Bond Index Global (“EMBIG”) tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Colombia, Cote d’Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.
vii	The Citigroup 1-10 Year Treasury Bond Index is a broad measure of the performance of the short-term and medium-term U.S. Treasury securities.
viii	The Citigroup Broad Investment Grade Bond Index includes institutionally traded U.S. Treasury Bonds, government-sponsored bonds (U.S. Agency and supranational), mortgage-backed securities and corporate securities.

SALOMON BROTHERS

High Yield Bond Fund

Fund at a Glance (unaudited)

SALOMON BROTHERS

High Yield Bond Fund

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(3)
Class A	1.48%	$1,000.00	$1,014.80	1.17%	$5.84
Class B	1.00	1,000.00	1,010.00	1.97	9.82
Class C	1.24	1,000.00	1,012.40	1.70	8.48
Class O	1.55	1,000.00	1,015.50	0.82	4.10
Class Y	1.52	1,000.00	1,015.20	0.84	4.20
(1)	For the six months ended June 30, 2005.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SALOMON BROTHERS

High Yield Bond Fund

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,018.99	1.17%	$5.86
Class B	5.00	1,000.00	1,015.03	1.97	9.84
Class C	5.00	1,000.00	1,016.36	1.70	8.50
Class O	5.00	1,000.00	1,020.73	0.82	4.11
Class Y	5.00	1,000.00	1,020.63	0.84	4.21
(1)	For the six months ended June 30, 2005.
(2)	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SALOMON BROTHERS

Short/Intermediate U.S. Government Fund

Fund at a Glance (unaudited)

SALOMON BROTHERS

Short/Intermediate U.S. Government Fund

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(3)
Class A	1.20%	$1,000.00	$1,012.00	0.80%	$3.99
Class B	1.08	1,000.00	1,010.80	1.05	5.23
Class C	0.96	1,000.00	1,009.60	1.30	6.48
Class O	1.33	1,000.00	1,013.30	0.55	2.75
(1)	For the six months ended June 30, 2005.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SALOMON BROTHERS

Short/Intermediate U.S. Government Fund

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,020.83	0.80%	$4.01
Class B	5.00	1,000.00	1,019.59	1.05	5.26
Class C	5.00	1,000.00	1,018.35	1.30	6.51
Class O	5.00	1,000.00	1,022.07	0.55	2.76
(1)	For the six months ended June 30, 2005.
(2)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SALOMON BROTHERS

Strategic Bond Fund

Fund at a Glance (unaudited)

SALOMON BROTHERS

Strategic Bond Fund

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(3)
Class A	1.95%	$1,000.00	$1,019.50	1.33%	$ 6.66
Class B	1.51	1,000.00	1,015.10	2.06	10.29
Class C	1.64	1,000.00	1,016.40	1.80	9.00
Class O	2.04	1,000.00	1,020.40	0.97	4.86
Class Y	2.09	1,000.00	1,020.90	0.96	4.81
(1)	For the six months ended June 30, 2005.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SALOMON BROTHERS

Strategic Bond Fund

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,018.20	1.33%	$ 6.66
Class B	5.00	1,000.00	1,014.58	2.06	10.29
Class C	5.00	1,000.00	1,015.87	1.80	9.00
Class O	5.00	1,000.00	1,019.98	0.97	4.86
Class Y	5.00	1,000.00	1,020.03	0.96	4.81
(1)	For the six months ended June 30, 2005.
(2)	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Schedules of Investments

June 30, 2005 (unaudited)

Salomon Brothers High Yield Bond Fund

Face Amount	Security	Value
CORPORATE BONDS & NOTES — 71.5%

Advertising — 1.0%
$ 4,525,000	Bear Creek Corp., Senior Notes, 9.000% due 3/1/13 (a)	$4,434,500
2,100,000	Interep National Radio Sales, Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08 (b)	1,756,125
4,400,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	5,137,000
4,050,000	SITEL Corp., Senior Subordinated Notes, 9.250% due 3/15/06	4,029,750
6,925,000	Vertis, Inc., Senior Secured Notes, 9.750% due 4/1/09	7,236,625

	Total Advertising	22,594,000

Aerospace/Defense — 1.4%
2,975,000	Alliant Techsystems, Inc., Senior Subordinated Notes, 8.500% due 5/15/11	3,190,687
3,500,000	Argo-Tech Corp., Senior Notes, 9.250% due 6/1/11	3,815,000
	DRS Technologies, Inc., Senior Subordinated Notes:
2,300,000	6.875% due 11/1/13 (a)	2,392,000
6,100,000	6.875% due 11/1/13 (b)	6,344,000
3,950,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	4,226,500
	Sequa Corp., Senior Notes:
3,250,000	9.000% due 8/1/09 (b)	3,599,375
6,000,000	Series B, 8.875% due 4/1/08	6,510,000
1,575,000	Titan Corp., 8.000% due 5/15/11 (b)	1,697,063

	Total Aerospace/Defense	31,774,625

Airlines — 0.2%
	Continental Airlines, Inc.:
	Pass-Through Certificates:
1,593,116	Series 1998-1C, Series B, 6.541% due 9/15/08	1,422,291
1,385,682	Series 974C, 6.800% due 7/2/07	1,197,469
1,300,000	Senior Notes, 8.000% due 12/15/05 (b)	1,306,500

	Total Airlines	3,926,260

Apparel — 0.7%
	Levi Strauss & Co., Senior Notes:
1,800,000	8.254% due 4/1/12 (c)	1,710,000
1,775,000	12.250% due 12/15/12 (b)	1,948,062
6,450,000	9.750% due 1/15/15	6,433,875
4,150,000	Oxford Industries, Inc., Senior Notes, 8.875% due 6/1/11	4,461,250
2,825,000	Tommy Hilfiger USA, Inc., 6.850% due 6/1/08	2,853,250

	Total Apparel	17,406,437

Auto Manufacturers — 1.1%
	Ford Motor Co.:
1,850,000	Bonds, 6.625% due 10/1/28	1,454,995
25,900,000	Notes, 7.450% due 7/16/31 (b)	21,677,057
3,875,000	General Motors Corp., Senior Debentures, 8.375% due 7/15/33 (b)	3,255,000

	Total Auto Manufacturers	26,387,052

Auto Parts & Equipment — 0.9%
5,600,000	Keystone Automotive Operations, Inc., Senior Subordinated Notes, 9.750% due 11/1/13	5,572,000
1,625,000	Rexnord Corp., Senior Subordinated Notes, 10.125% due 12/15/12	1,787,500
	Tenneco Automotive, Inc.:
2,300,000	Senior Secured Notes, Series B, 10.250% due 7/15/13 (b)	2,610,500
5,350,000	Senior Subordinated Notes, 8.625% due 11/15/14 (b)	5,403,500
	TRW Automotive, Inc.:
4,506,000	Senior Notes, 9.375% due 2/15/13	5,012,925
293,000	Senior Subordinated Notes, 11.000% due 2/15/13	338,415

	Total Auto Parts & Equipment	20,724,840

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers High Yield Bond Fund

Face Amount	Security	Value

Building Materials — 0.5%
	Associated Materials, Inc.:
$ 2,750,000	Senior Discount Notes, (zero coupon until 3/1/09, 11.250% thereafter), due 3/1/14 (c)	$1,760,000
50,000	Senior Subordinated Notes, 9.750% due 4/15/12	52,000
4,325,000	Nortek, Inc., Senior Subordinated Notes, 8.500% due 9/1/14	4,043,875
4,525,000	Texas Industries, Inc., Senior Notes, 7.250% due 7/15/13 (a)	4,660,750

	Total Building Materials	10,516,625

Chemicals — 5.5%
7,650,000	Acetex Corp., Senior Notes, 10.875% due 8/1/09	8,070,750
2,250,000	Airgas, Inc., Senior Subordinated Notes, 9.125% due 10/1/11	2,441,250
1,322,727	Applied Extrusion Technologies, Inc., Senior Notes, 12.000% due 3/15/12 (a)(b)(d)	1,326,030
6,549,000	BCP Caylux Holdings Luxembourg SCA, Senior Subordinated Notes, 9.625% due 6/15/14 (b)	7,367,625
2,100,000	Borden Chemicals & Plastics LP, 9.500% due 5/1/05 (d)(e)(f)	36,750
7,650,000	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Second Priority Senior Secured Notes, 9.000% due 7/15/14 (a)	7,822,125
6,575,000	Equistar Chemicals L.P./Equistar Funding Corp., Senior Notes, 10.625% due 5/1/11	7,290,031
5,615,000	Ethyl Corp., Senior Notes, 8.875% due 5/1/10	5,846,619
	FMC Corp.:
1,250,000	MTN, Series A, 7.000% due 5/15/08	1,325,000
2,975,000	Secured Notes, 10.250% due 11/1/09	3,365,469
2,475,000	Senior Debentures, 7.750% due 7/1/11	2,734,875
3,975,000	Hercules, Inc., Senior Subordinated Notes, 6.750% due 10/15/29	3,875,625
6,000,000	Huntsman Advanced Materials LLC, Senior Secured Notes, 11.000% due 7/15/10	6,810,000
	Huntsman International LLC:
2,150,000	Senior Notes, 9.875% due 3/1/09	2,311,250
	Senior Subordinated Notes:
4,916,000	10.125% due 7/1/09 (b)	5,081,915
1,200,000	7.375% due 1/1/15 (a)(b)	1,191,000
6,475,000	Innophos, Inc., Senior Subordinated Notes, 8.875% due 8/15/14 (a)	6,636,875
3,375,000	ISP Chemco, Inc., Senior Subordinated Notes, Series B, 10.250% due 7/1/11	3,695,625
665,000	ISP Holdings, Inc., Senior Secured Notes, Series, 10.625% due 12/15/09	718,200
	Lyondell Chemical Co., Senior Secured Notes:
2,475,000	9.500% due 12/15/08	2,645,156
850,000	11.125% due 7/15/12 (b)	969,000
1,076,000	Series B, 9.875% due 5/1/07 (b)	1,108,280
1,700,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	1,952,875
8,500,000	Millennium America, Inc., Senior Notes, 9.250% due 6/15/08 (b)	9,243,750
750,000	Nalco Co., Senior Subordinated Notes, 8.875% due 11/15/13 (b)	808,125
1,200,000	OM Group, Inc., Senior Subordinated Notes, 9.250% due 12/15/11	1,206,000
5,975,000	Resolution Performance Products, Inc., Senior Subordinated Notes, 13.500% due 11/15/10 (b)	6,453,000
2,125,000	Resolution Performance Products LLC/RPP Capital Corp., Secured Notes, 9.500% due 4/15/10	2,199,375
	Rhodia SA:
	Senior Notes:
450,000	7.625% due 6/1/10 (b)	438,750
1,750,000	10.250% due 6/1/10 (b)	1,885,625
8,100,000	Senior Subordinated Notes, 8.875% due 6/1/11 (b)	7,836,750
9,000,000	UAP Holding Corp., Senior Discount Notes, (zero coupon until 1/15/08, 10.750% thereafter), due 7/15/12 (b)(c)	7,425,000
3,169,000	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11	3,462,133

	Total Chemicals	125,580,833

Commercial Services — 1.8%
1,350,000	Brand Services, Inc., Senior Notes, 12.000% due 10/15/12	1,451,250
	Cenveo Corp.:
4,000,000	Senior Notes, 9.625% due 3/15/12	4,340,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers High Yield Bond Fund

Face Amount	Security	Value

Commercial Services — 1.8% (continued)
$ 5,625,000	Senior Subordinated Notes, 7.875% due 12/1/13 (b)	$5,371,875
4,500,000	Corrections Corporation of America, Senior Notes, 6.250% due 3/15/13	4,488,750
8,750,000	DI Finance/DynCorp International LLC, Senior Subordinated Notes, 9.500% due 2/15/13 (a)	8,181,250
2,879,373	Employee Solutions, Inc., Series B, 10.000% due 4/15/10 (d)(e)(f)	288
	Iron Mountain, Inc., Senior Subordinated Notes:
3,900,000	8.625% due 4/1/13	4,056,000
12,435,000	7.750% due 1/15/15	12,559,350
250,000	6.625% due 1/1/16	232,500

	Total Commercial Services	40,681,263

Computers — 0.3%
6,825,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09	7,294,219

Cosmetics/Personal Care — 0.1%
2,600,000	Del Laboratories, Inc., Senior Subordinated Notes, 8.000% due 2/1/12 (a)	2,249,000

Distribution/Wholesale — 0.7%
4,525,000	Buhrmann US, Inc., Senior Subordinated Notes, 7.875% due 3/1/15 (a)	4,434,500
8,625,000	Home Interiors & Gifts, Inc., Senior Subordinated Notes, 10.125% due 6/1/08 (b)	5,606,250
6,798,000	Wesco Distribution, Inc., Senior Subordinated Notes, Series B, 9.125% due 6/1/08 (b)	6,933,960

	Total Distribution/Wholesale	16,974,710

Diversified Financial Services — 4.1%
	Alamosa Delaware, Inc.:
2,537,000	Senior Discount Notes, (zero coupon until 7/31/05, 12.000% thereafter), due 7/31/09 (c)	2,809,727
	Senior Notes:
2,827,000	11.000% due 7/31/10 (b)	3,183,909
1,000,000	8.500% due 1/31/12	1,053,750
	Ford Motor Credit Co.:
	Notes:
1,600,000	7.875% due 6/15/10	1,582,714
2,775,000	7.000% due 10/1/13 (b)	2,666,631
4,375,000	Senior Notes, 7.250% due 10/25/11	4,215,133
	General Motors Acceptance Corp.:
24,100,000	Bonds, 8.000% due 11/1/31	21,560,149
2,925,000	MTN, Series E, 6.000% due 7/3/08	3,459,233
	Notes:
1,250,000	7.250% due 3/2/11	1,173,413
12,100,000	6.750% due 12/1/14 (b)	10,843,657
7,335,000	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	8,013,487
3,276,775	Iowa Select Farm LP, Secured Notes, 6.500% due 12/1/12 (a)(g)	1,638,387
6,200,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	6,231,000
2,950,000	Rainbow National Services LLC, Senior Notes, 8.750% due 9/1/12 (a)	3,237,625
4,375,000	Sensus Metering Systems, Inc., Senior Subordinated Notes, 8.625% due 12/15/13	4,090,625
9,172,090	TRAINS HY-2004-1, Senior Secured Notes, 8.211% due 8/1/15 (a)(c)	9,704,695
6,540,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, (zero coupon until 10/1/07, 11.250% thereafter), due 10/1/15 (b)(c)	4,676,100
3,800,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	4,123,000

	Total Diversified Financial Services	94,263,235

Electric — 4.8%
	AES Corp., Senior Notes:
1,825,000	8.750% due 6/15/08 (b)	1,975,563
2,125,000	9.500% due 6/1/09 (b)	2,380,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers High Yield Bond Fund

Face Amount	Security	Value

Electric — 4.8% (continued)
$ 5,975,000	9.375% due 9/15/10 (b)	$6,796,562
1,900,000	8.875% due 2/15/11	2,128,000
4,300,000	7.750% due 3/1/14 (b)	4,687,000
6,675,000	Allegheny Energy Supply Statutory Trust, Secured Notes, Series A, 10.250% due 11/15/07 (a)	7,375,875
	Calpine Corp.:
8,875,000	Second Priority Senior Secured Notes, 8.500% due 7/15/10 (a)(b)	6,878,125
	Senior Notes:
350,000	7.875% due 4/1/08 (b)	246,750
465,000	8.625% due 8/15/10 (b)	315,038
3,635,000	Senior Secured Notes, 8.750% due 7/15/13 (a)(b)	2,708,075
4,000,000	Calpine Generating Co. LLC, Senior Secured Notes, 12.390% due 4/1/11 (c)	3,660,000
	Edison Mission Energy, Senior Notes:
2,675,000	10.000% due 8/15/08	3,016,063
5,775,000	7.730% due 6/15/09 (b)	6,114,281
7,050,000	9.875% due 4/15/11 (b)	8,292,562
	Mirant Americas Generation LLC, Senior Notes (e):
1,725,000	7.625% due 5/1/06	2,005,313
10,250,000	8.300% due 5/1/11	11,813,125
7,475,000	9.125% due 5/1/31	8,129,062
11,540,000	NRG Energy, Inc., Senior Secured Notes, 8.000% due 12/15/13 (a)	12,232,400
	Reliant Energy, Inc., Secured Notes:
3,500,000	9.250% due 7/15/10	3,832,500
10,475,000	9.500% due 7/15/13	11,679,625
4,250,000	Texas Genco LLC/Texas Genco Financing Corp., Senior Notes, 6.875% due 12/15/14 (a)	4,494,375

	Total Electric	110,760,294

Electrical Components & Equipment — 0.1%
3,570,000	Kinetek, Inc., Senior Notes, Series D, 10.750% due 11/15/06	3,266,550

Electronics — 0.3%
1,500,000	Muzak LLC, Senior Subordinated Notes, 9.875% due 3/15/09 (b)	731,250
6,325,000	Muzak LLC/Muzak Finance Corp., Senior Notes, 10.000% due 2/15/09	5,281,375

	Total Electronics	6,012,625

Entertainment — 2.7%
	Argosy Gaming Co., Senior Subordinated Notes:
100,000	9.000% due 9/1/11	109,875
7,000,000	7.000% due 1/15/14	7,743,750
200,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	200,500
12,150,000	Cinemark, Inc., Senior Discount Notes, (zero coupon until 3/15/09, 9.750% thereafter), due 3/15/14 (c)	8,140,500
8,000,000	Herbst Gaming, Inc., Senior Subordinated Notes, 7.000% due 11/15/14	8,100,000
3,150,000	Isle of Capri Casinos, Inc., Senior Subordinated Notes, 7.000% due 3/1/14	3,181,500
725,000	Loews Cineplex Entertainment Acquisition Corp., Senior Subordinated Notes, 9.000% due 8/1/14 (a)	705,063
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
425,000	7.125% due 8/15/14	447,313
4,525,000	6.875% due 2/15/15 (a)	4,649,437
8,900,000	Penn National Gaming, Inc., Senior Subordinated Notes, 6.750% due 3/1/15 (a)	8,877,750
	Pinnacle Entertainment, Inc., Senior Subordinated Notes:
4,550,000	8.250% due 3/15/12	4,754,750
4,000,000	8.750% due 10/1/13 (b)	4,260,000
2,550,000	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12 (b)	2,648,812
	Six Flags, Inc., Senior Notes:
2,025,000	9.750% due 4/15/13 (b)	1,921,219
6,025,000	9.625% due 6/1/14 (b)	5,663,500

	Total Entertainment	61,403,969

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers High Yield Bond Fund

Face Amount	Security	Value

Environmental Control — 1.1%
	Aleris International, Inc., Senior Secured Notes:
$ 6,225,000	10.375% due 10/15/10	$6,863,062
625,000	9.000% due 11/15/14	650,000
	Allied Waste North America, Inc.:
4,500,000	Senior Notes, 7.250% due 3/15/15 (a)(b)	4,376,250
	Series B, Senior Secured Notes:
125,000	8.500% due 12/1/08	131,719
6,692,000	9.250% due 9/1/12 (b)	7,260,820
5,500,000	7.375% due 4/15/14 (b)	5,115,000
4,000,000	Safety-Kleen Services, Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (d)(e)	16,040

	Total Environmental Control	24,412,891

Food — 1.3%
3,000,000	Ahold Finance USA, Inc., Notes, 8.250% due 7/15/10	3,315,000
2,585,760	Ahold Lease USA, Inc., Pass-Through Certificates, Series 2001 A-1, 7.820% due 1/2/20	2,794,237
1,100,000	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	1,215,500
	Doane Pet Care Co.:
1,975,000	Senior Notes, 10.750% due 3/1/10	2,098,437
6,900,000	Senior Subordinated Notes, 9.750% due 5/15/07	6,744,750
1,181,000	Dole Food Co., Inc., Senior Notes, 8.875% due 3/15/11	1,266,623
3,650,000	Dole Foods Co., Inc., Senior Notes, 8.625% due 5/1/09 (b)	3,905,500
164,232	Nutritional Sourcing Corp., Notes, 10.125% due 8/1/09	115,784
7,025,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13 (b)	6,322,500
2,020,000	Swift & Co., Senior Notes, 10.125% due 10/1/09	2,211,900

	Total Food	29,990,231

Forest Products & Paper — 1.9%
6,910,000	Abitibi-Consolidated, Inc., Debentures, 8.850% due 8/1/30 (b)	6,650,875
	Appleton Papers, Inc.:
2,600,000	Senior Notes, 8.125% due 6/15/11	2,548,000
4,850,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	4,704,500
4,625,000	Boise Cascade LLC, Senior Subordinated Notes, 7.125% due 10/15/14 (a)	4,567,187
	Bowater, Inc.:
3,250,000	Debentures, 9.500% due 10/15/12	3,623,750
5,400,000	Notes, 6.500% due 6/15/13 (b)	5,359,500
	Buckeye Technologies, Inc., Senior Subordinated Notes:
3,520,000	9.250% due 9/15/08 (b)	3,537,600
2,350,000	8.000% due 10/15/10 (b)	2,267,750
3,775,000	Newark Group, Inc., Senior Subordinated Notes, 9.750% due 3/15/14	3,491,875
6,200,000	Norske Skog Canada Ltd., Senior Notes, Series D, 8.625% due 6/15/11 (b)	6,424,750
1,625,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	1,535,625

	Total Forest Products & Paper	44,711,412

Health Care – Products — 0.1%
1,250,000	Sybron Dental Specialties, Inc., Senior Subordinated Notes, 8.125% due 6/15/12	1,343,750

Health Care – Services — 3.0%
7,225,000	AmeriPath, Inc., Senior Subordinated Notes, 10.500% due 4/1/13	7,351,437
4,000,000	DaVita, Inc., Senior Subordinated Notes, 7.250% due 3/15/15 (a)	4,130,000
	Extendicare Health Services, Inc.:
2,650,000	Senior Notes, 9.500% due 7/1/10	2,875,250
5,900,000	Senior Subordinated Notes, 6.875% due 5/1/14 (b)	5,885,250
4,550,000	Genesis HealthCare Corp., Senior Subordinated Notes, 8.000% due 10/15/13 (b)	4,948,125

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers High Yield Bond Fund

Face Amount	Security	Value

Health Care – Services — 3.0% (continued)
	HCA, Inc.:
$ 5,050,000	Debentures, 7.050% due 12/1/27	$5,092,319
3,750,000	Senior Notes, 6.375% due 1/15/15	3,900,405
8,725,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	9,510,250
4,000,000	InSight Health Services Corp., Senior Subordinated Notes, Series B, 9.875% due 11/1/11	3,140,000
4,050,000	National Mentor, Inc., Senior Subordinated Notes, 9.625% due 12/1/12 (a)	4,282,875
2,000,000	Psychiatric Solutions, Inc., Senior Subordinated Notes, 10.625% due 6/15/13	2,230,000
	Tenet Healthcare Corp., Senior Notes:
2,950,000	6.500% due 6/1/12 (b)	2,817,250
10,350,000	7.375% due 2/1/13 (b)	10,272,375
400,000	9.875% due 7/1/14	431,000
3,025,000	6.875% due 11/15/31	2,556,125

	Total Health Care – Services	69,422,661

Holding Companies – Diversified — 0.2%
4,175,000	Atlantic Broadband Finance LLC, Senior Subordinated Notes, 9.375% due 1/15/14 (a)	3,945,375

Home Furnishings — 0.6%
1,663,000	Applica, Inc., Senior Subordinated Notes, 10.000% due 7/31/08 (b)	1,521,645
2,700,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	2,794,500
9,000,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14 (b)	9,135,000

	Total Home Furnishings	13,451,145

Household Products/Wares — 0.3%
5,775,000	Playtex Products, Inc., Senior Subordinated Notes, 9.375% due 6/1/11 (b)	6,107,063

Internet — 0.1%
3,062,000	FTD, Inc., Senior Subordinated Notes, 7.750% due 2/15/14 (b)	3,016,070

Iron/Steel — 0.3%
1,935,000	AK Steel Corp., Senior Notes, 7.875% due 2/15/09 (b)	1,770,525
4,400,000	IPSCO, Inc., Senior Notes, 8.750% due 6/1/13	4,933,500
4,000,000	Republic Technologies International LLC/RTI Capital Corp., Senior Secured Notes, 13.750% due 7/15/09 (d)(e)(f)	0

	Total Iron/Steel	6,704,025

Leisure Time — 0.3%
175,000	AMF Bowling Worldwide, Inc., Senior Subordinated Notes, 10.000% due 3/1/10	177,625
3,925,000	Icon Health & Fitness, Inc., Senior Subordinated Notes, 11.250% due 4/1/12 (b)	3,022,250
4,000,000	Leslie’s Poolmart, Senior Notes, 7.750% due 2/1/13	4,060,000

	Total Leisure Time	7,259,875

Lodging — 3.5%
5,950,000	Ameristar Casinos, Inc., Senior Subordinated Notes, 10.750% due 2/15/09	6,500,375
	Caesars Entertainment, Inc.:
1,925,000	Senior Notes, 7.000% due 4/15/13	2,146,375
	Senior Subordinated Notes:
700,000	9.375% due 2/15/07	754,250
5,250,000	8.875% due 9/15/08	5,873,437
4,850,000	8.125% due 5/15/11	5,601,750
1,000,000	Series A, 7.875% due 12/15/05	1,017,500
1,000,000	Chumash Casino & Resort Enterprise, Senior Notes, 9.260% due 7/15/10 (a)	1,087,500
5,710,000	Gaylord Entertainment Co., 6.750% due 11/15/14	5,610,075

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers High Yield Bond Fund

Face Amount	Security	Value

Lodging — 3.5% (continued)
$ 547,000	HMH Properties, Inc., Senior Secured Notes, Series B, 7.875% due 8/1/08	$557,940
5,275,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10 (b)	6,119,000
2,075,000	John Q. Hammons Hotels LP, First Mortgage Senior Notes, Series B, 8.875% due 5/15/12	2,272,125
6,870,000	Kerzner International Ltd., Senior Subordinated Notes, 8.875% due 8/15/11	7,385,250
6,950,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15 (a)(b)	6,828,375
116,278	Mandalay Resort Group, Senior Subordinated Notes, 9.375% due 2/15/10 (b)	130,522
	MGM MIRAGE, Inc.:
	Senior Notes:
7,000,000	6.750% due 9/1/12	7,245,000
1,925,000	5.875% due 2/27/14 (b)	1,879,281
	Senior Subordinated Notes:
3,250,000	9.750% due 6/1/07	3,538,437
4,250,000	8.375% due 2/1/11 (b)	4,653,750
1,275,000	Starwood Hotels & Resorts Worldwide, Inc., Senior Notes, 7.875% due 5/1/12	1,443,938
5,000,000	Station Casinos, Inc., Senior Subordinated Notes, 6.875% due 3/1/16 (b)	5,162,500
4,550,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	4,834,375

	Total Lodging	80,641,755

Machinery – Construction & Mining — 0.2%
4,500,000	Terex Corp., Senior Subordinated Notes, Series B, 10.375% due 4/1/11 (b)	4,905,000

Machinery – Diversified — 0.4%
3,650,000	Case New Holland, Inc., Senior Notes, 9.250% due 8/1/11 (a)	3,850,750
4,175,000	Dresser-Rand Group, Inc., Senior Subordinated Notes, 7.375% due 11/1/14 (a)	4,362,875
950,000	NMHG Holding Co., 10.000% due 5/15/09	1,002,250

	Total Machinery – Diversified	9,215,875

Media — 7.4%
7,200,000	Cablevision Systems Corp., Senior Notes, Series B, 7.890% due 4/1/09	7,254,000
3,250,000	Cadmus Communications Corp., Senior Subordinated Notes, 8.375% due 6/15/14	3,359,687
5,278,210	CanWest Media, Inc., Senior Subordinated Notes, 8.000% due 9/15/12	5,581,707
	CBD Media Holdings LLC:
3,250,000	Notes, 8.625% due 6/1/11	3,363,750
4,400,000	Senior Notes, 9.250% due 7/15/12 (b)	4,477,000
	Charter Communications Holdings, LLC:
	Sr. Discount Notes:
775,000	9.920% due 4/1/11	569,625
4,875,000	11.750% due 1/15/10	3,851,250
10,950,000	zero coupon until 5/15/06, (11.750% thereafter), due 5/15/11 (c)	7,309,125
1,175,000	zero coupon until 1/15/07, (12.125% thereafter), due 1/15/12 (c)	684,438
	Sr. Notes:
450,000	8.625% due 4/1/09 (b)	336,375
11,250,000	10.000% due 4/1/09 (b)	8,746,875
6,800,000	10.750% due 10/1/09	5,287,000
3,850,000	10.250% due 1/15/10	2,877,875
4,000,000	CSC Holdings, Inc., Senior Subordinated Debentures, 10.500% due 5/15/16	4,320,000
	Dex Media East LLC/Dex Media East Finance Co.:
894,000	12.125% due 11/15/12 (b)	1,075,035
1,900,000	Senior Notes, 9.875% due 11/15/09	2,104,250
14,000,000	Dex Media, Inc., Discount Notes, (zero coupon until 11/15/08, 9.000% thereafter), due 11/15/13 (b)(c)	11,340,000
3,125,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	3,578,125

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers High Yield Bond Fund

Face Amount	Security	Value

Media — 7.4% (continued)
	DirecTV Holdings LLC/DirecTV Financing Co., Senior Notes:
$ 2,129,000	8.375% due 3/15/13 (b)	$2,368,513
11,200,000	6.375% due 6/15/15 (a)	11,200,000
	EchoStar DBS Corp.:
11,000,000	6.625% due 10/1/14	10,917,500
4,079,000	Senior Notes, 9.125% due 1/15/09	4,354,332
4,250,000	Emmis Communications Corp., Senior Notes, 9.314% due 6/15/12 (a)(c)	4,345,625
5,350,000	Houghton Mifflin Co., Senior Discount Notes, (zero coupon until 10/15/08, 11.500% thereafter), due 10/15/13 (b)(c)	3,932,250
4,375,000	LodgeNet Entertainment Corp., Senior Subordinated Debentures, 9.500% due 6/15/13	4,790,625
2,225,000	Mediacom Broadband LLC, Senior Notes, 11.000% due 7/15/13 (b)	2,419,688
5,400,000	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13 (b)	5,413,500
2,635,000	Nexstar Finance Holdings LLC, Senior Discount Notes, (zero coupon until 4/1/08, 11.375% thereafter), due 4/1/13 (b)(c)	1,992,719
6,950,000	NextMedia Operating, Inc., Senior Subordinated Notes, 10.750% due 7/1/11	7,584,187
1,950,000	Radio One, Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	2,103,563
5,150,000	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	5,948,250
1,625,000	Rogers Cable, Inc., 8.750% due 5/1/32 (b)	1,852,500
8,500,000	Sinclair Broadcast Group, Inc., Senior Subordinated Notes, 8.000% due 3/15/12 (b)	8,755,000
2,725,000	Spanish Broadcasting System, Inc., 9.625% due 11/1/09	2,864,656
	Yell Finance BV:
3,215,000	Senior Discount Notes, (zero coupon until 8/1/06, 13.500% thereafter), due 8/1/11 (c)	3,239,112
2,298,000	Senior Notes, 10.750% due 8/1/11 (b)	2,545,035
7,075,000	Young Broadcasting, Inc., Senior Subordinated Notes, 10.000% due 3/1/11 (b)	6,756,625

	Total Media	169,499,797

Metal Fabricate – Hardware — 0.5%
	Mueller Group, Inc.:
1,575,000	Senior Secured Notes, 7.960% due 11/1/11 (c)	1,622,250
4,215,000	Senior Subordinated Notes, 10.000% due 5/1/12	4,446,825
2,125,000	Mueller Holdings, Inc., Discount Notes, (zero coupon until 4/15/09, 14.750% thereafter), due 4/15/14 (c)	1,561,875
3,475,000	Wolverine Tube, Inc., Senior Notes, 7.375% due 8/1/08 (a)	3,040,625

	Total Metal Fabricate – Hardware	10,671,575

Mining — 0.4%
8,500,000	Novelis, Inc., Senior Notes, 7.250% due 2/15/15 (a)	8,574,375

Miscellaneous Manufacturing — 0.7%
6,275,000	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (a)(b)	6,024,000
7,100,000	Koppers, Inc., Senior Secured Notes, 9.875% due 10/15/13	7,703,500
3,000,000	Park-Ohio Industries, Inc., Senior Subordinated Notes, 8.375% due 11/15/14 (a)	2,692,500

	Total Miscellaneous Manufacturing	16,420,000

Office Furnishings — 0.4%
	Interface, Inc.:
1,325,000	Senior Notes, 10.375% due 2/1/10	1,464,125
6,000,000	Senior Subordinated Notes, 9.500% due 2/1/14 (b)	6,150,000
1,300,000	Tempur-Pedic, Inc./Tempur Production USA, Inc., Senior Subordinated Notes, 10.250% due 8/15/10	1,436,500

	Total Office Furnishings	9,050,625

Office/Business Equipment — 0.1%
2,375,000	General Binding Corp., Senior Notes, 9.375% due 6/1/08	2,410,625

Oil & Gas — 2.7%
	Chesapeake Energy Corp., Senior Notes:
11,000,000	7.500% due 6/15/14 (b)	11,990,000
583,000	6.875% due 1/15/16 (b)	610,693

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers High Yield Bond Fund

Face Amount	Security	Value

Oil & Gas — 2.7% (continued)
	Costilla Energy, Inc.:
$ 4,000,000	Senior Notes, 10.250% due 10/1/06 (d)(e)(f)	$0
1,000,000	Senior Subordinated Notes, 10.250% due 10/1/06 (d)(e)(f)	0
8,500,000	EXCO Resources, Inc., 7.250% due 1/15/11	8,542,500
	Forest Oil Corp., Senior Notes:
1,200,000	8.000% due 6/15/08 (b)	1,278,000
5,925,000	8.000% due 12/15/11	6,561,937
8,677,000	Magnum Hunter Resources, Inc., Senior Notes, 9.600% due 3/15/12	9,674,855
	Petronas Capital Ltd. (a):
75,000	7.000% due 5/22/12	85,866
3,275,000	7.875% due 5/22/22	4,161,353
3,225,000	Plains Exploration & Production Co., Senior Subordinated Notes, Series B, 8.750% due 7/1/12	3,515,250
2,000,000	Pogo Producing Co., Senior Subordinated Notes, Series B, 8.250% due 4/15/11	2,135,000
200,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	195,500
5,250,000	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12 (b)	5,683,125
	Vintage Petroleum, Inc.:
1,500,000	Senior Notes, 8.250% due 5/1/12 (b)	1,635,000
5,525,000	Senior Subordinated Notes, 7.875% due 5/15/11 (b)	5,856,500

	Total Oil & Gas	61,925,579

Oil & Gas Services — 0.6%
	Hanover Compressor Co.:
2,500,000	8.625% due 12/15/10	2,656,250
2,350,000	Senior Notes, 9.000% due 6/1/14	2,514,500
525,000	Subordinated Notes, zero coupon (yield to maturity at issue, 11.000%), due 3/31/07	464,625
	Key Energy Services, Inc.:
2,500,000	Senior Notes, 6.375% due 5/1/13	2,525,000
4,875,000	Senior Notes, Series C, 8.375% due 3/1/08	5,057,813
1,700,000	Universal Compression, Inc., Senior Notes, 7.250% due 5/15/10 (b)	1,785,000

	Total Oil & Gas Services	15,003,188

Packaging & Containers — 2.8%
6,750,000	Anchor Glass Container Corp., Senior Secured Notes, 11.000% due 2/15/13 (b)	5,298,750
5,425,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12 (b)	5,947,156
4,700,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13 (b)	4,758,750
6,050,000	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	6,110,500
7,075,000	Owens-Brockway Glass Container, Inc., Senior Secured Notes, 7.750% due 5/15/11	7,552,562
11,200,000	Plastipak Holdings, Inc., Senior Notes, 10.750% due 9/1/11	12,404,000
	Pliant Corp.:
1,701,967	Senior Secured Notes, 11.625% due 6/15/09 (a)(g)	1,829,615
1,650,000	Senior Secured Second Lien Notes, 11.125% due 9/1/09 (b)	1,617,000
1,525,000	Senior Subordinated Notes, 13.000% due 6/1/10 (b)	1,242,875
4,025,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (b)	2,767,188
	Smurfit-Stone Container Enterprises, Inc., Senior Notes:
3,025,000	9.750% due 2/1/11	3,214,062
5,950,000	8.375% due 7/1/12 (b)	6,039,250
1,675,000	Stone Container Finance Corp., Senior Notes, 7.375% due 7/15/14 (b)	1,582,875
	Tekni-Plex, Inc.:
600,000	Senior Secured Notes, 8.750% due 11/15/13 (a)(b)	535,500
5,125,000	Senior Subordinated Notes, Series B, 12.750% due 6/15/10 (b)	3,536,250

	Total Packaging & Containers	64,436,333

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers High Yield Bond Fund

Face Amount	Security	Value

Pharmaceuticals — 0.4%
$ 5,800,000	aaiPharma, Inc., Senior Subordinated Notes, 11.000% due 4/1/10 (b)(e)	$3,074,000
7,300,000	Warner Chilcott Corp., 8.750% due 2/1/15 (a)	7,135,750

	Total Pharmaceuticals	10,209,750

Pipelines — 3.8%
	Dynegy Holdings, Inc.:
5,575,000	Debentures, 7.625% due 10/15/26	5,338,062
11,850,000	Senior Debentures, 7.125% due 5/15/18	11,346,375
3,000,000	Senior Notes, 8.750% due 2/15/12 (b)	3,285,000
	Senior Secured Notes (a):
6,500,000	9.875% due 7/15/10	7,215,000
625,000	10.125% due 7/15/13	709,375
	El Paso Corp.:
	MTN:
500,000	7.375% due 12/15/12 (b)	503,750
10,500,000	7.800% due 8/1/31 (b)	10,263,750
5,475,000	7.750% due 1/15/32 (b)	5,365,500
10,475,000	Notes, 7.875% due 6/15/12 (b)	10,841,625
6,925,000	Holly Energy Partners LP, Senior Notes, 6.250% due 3/1/15 (a)	6,786,500
	Williams Cos., Inc.:
	Notes:
8,650,000	7.875% due 9/1/21 (b)	9,882,625
6,875,000	8.750% due 3/15/32	8,292,969
6,275,000	Senior Notes, 7.625% due 7/15/19 (b)	7,090,750

	Total Pipelines	86,921,281

Real Estate — 0.1%
1,495,000	CB Richard Ellis Services, Inc., Senior Notes, 9.750% due 5/15/10	1,666,925

REITs — 1.1%
3,625,000	Felcor Lodging LP, Senior Notes, 9.000% due 6/1/11 (b)	3,978,438
	Host Marriott LP:
2,550,000	Notes, Series I, 9.500% due 1/15/07	2,715,750
	Senior Notes:
8,775,000	7.125% due 11/1/13 (b)	9,191,812
2,650,000	6.375% due 3/15/15 (a)	2,636,750
	MeriStar Hospitality Corp., Senior Notes:
1,900,000	9.000% due 1/15/08 (b)	1,995,000
5,250,000	9.125% due 1/15/11 (b)	5,538,750

	Total REITs	26,056,500

Retail — 2.2%
1,550,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (a)	1,577,125
6,375,000	CSK Auto, Inc., Senior Subordinated Notes, 7.000% due 1/15/14	6,120,000
3,600,000	Eye Care Centers of America, Inc., Senior Subordinated Notes, 10.750% due 2/15/15 (a)	3,240,000
3,700,000	Finlay Fine Jewelry Corp., Senior Notes, 8.375% due 6/1/12 (b)	3,353,125
1,479,000	Flooring America, Inc., Senior Notes, Series B, 9.250% due 10/15/07 (d)(e)(f)	0
3,550,000	Friendly Ice Cream Corp., Senior Notes, 8.375% due 6/15/12 (b)	3,461,250
1,000,000	General Nutrition Centers, Inc., Senior Subordinated Notes, 8.500% due 12/1/10	805,000
3,258,000	Jafra Cosmetics International, Inc., Senior Subordinated Notes, 10.750% due 5/15/11	3,665,250
2,000,000	Jean Coutu Group (PJC), Inc., Senior Notes, 7.625% due 8/1/12 (b)	2,075,000
6,675,000	Jean Coutu Group (PJC), Inc., Senior Subordinated Notes, 8.500% due 8/1/14 (b)	6,624,937

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers High Yield Bond Fund

Face Amount	Security	Value

Retail — 2.2% (continued)
	Rite Aid Corp.:
$ 1,125,000	Notes, 7.125% due 1/15/07 (b)	$1,133,438
5,100,000	Senior Notes, 11.250% due 7/1/08	5,386,875
	Saks, Inc.:
2,600,000	9.875% due 10/1/11	2,827,500
794,000	Notes, 7.000% due 12/1/13	797,970
	Senior Notes:
2,025,000	7.500% due 12/1/10	2,035,125
2,100,000	7.375% due 2/15/19	2,110,500
4,725,000	Sbarro, Inc., Senior Notes, 11.000% due 9/15/09 (b)	4,772,250

	Total Retail	49,985,345

Savings & Loans — 0.1%
2,000,000	Dana Credit Corp., Notes, 8.375% due 8/15/07 (a)	2,048,766

Semiconductors — 0.4%
	Amkor Technology, Inc.:
	Senior Notes:
1,950,000	9.250% due 2/15/08 (b)	1,881,750
4,000,000	7.125% due 3/15/11 (b)	3,480,000
4,190,000	Senior Subordinated Notes, 10.500% due 5/1/09 (b)	3,634,825

	Total Semiconductors	8,996,575

Telecommunications — 7.7%
	American Tower Corp., Senior Notes:
5,523,000	9.375% due 2/1/09 (b)	5,819,861
4,600,000	7.500% due 5/1/12 (b)	4,933,500
1,150,000	American Tower Escrow Corp., Discount Notes, zero coupon (yield to maturity at issue, 12.250%), due 8/1/08	888,375
5,000,000	AT&T Corp., Senior Notes, 9.750% due 11/15/31	6,531,250
3,275,000	Centennial Cellular Operating Co./Centennial Communications Corp., Senior Notes, 8.125% due 2/1/14	3,504,250
6,000,000	Centennial Communications Corp./Cellular Operating Co. LLC, Senior Notes, 10.125% due 6/15/13 (b)	6,810,000
	Insight Midwest LP/Insight Capital, Inc., Senior Notes:
2,350,000	9.750% due 10/1/09	2,446,938
4,900,000	10.500% due 11/1/10	5,218,500
2,800,000	Intelsat Bermuda Ltd., Senior Notes, 7.805% due 1/15/12 (a)(c)	2,863,000
2,000,000	iPCS, Inc., Senior Notes, 11.500% due 5/1/12	2,240,000
20,475,000	Lucent Technologies, Inc., Debentures, 6.450% due 3/15/29	18,427,500
11,210,000	MCI, Inc., Senior Notes, 8.735% due 5/1/14	12,597,237
	Nextel Communications, Inc., Senior Notes:
521,428	9.500% due 2/1/11	564,446
1,425,000	6.875% due 10/31/13	1,530,094
21,400,000	7.375% due 8/1/15	23,219,000
7,675,000	Nortel Networks Ltd., Notes, 6.125% due 2/15/06	7,761,344
2,405,000	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14 (b)	2,636,481
5,950,000	Qwest Corp., Notes, 8.875% due 3/15/12 (a)	6,500,375
	Qwest Services Corp., Secured Notes:
12,925,000	13.500% due 12/15/10	14,993,000
10,851,000	14.000% due 12/15/14	13,211,092
5,800,000	Rogers Wireless Communications, Inc., Senior Secured Notes, 7.500% due 3/15/15	6,336,500
	SBA Communications Corp.:
4,032,000	Senior Discount Notes, (zero coupon until 12/15/07, 9.750% thereafter), due 12/15/11 (c)	3,729,600
3,075,000	Senior Notes, 8.500% due 12/1/12	3,328,688

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers High Yield Bond Fund

Face Amount†	Security	Value

Telecommunications — 7.7% (continued)
$ 2,500,000	SpectraSite, Inc., Senior Notes, 8.250% due 5/15/10 (b)	$2,662,500
6,950,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11 (b)	7,662,375
5,750,000	Western Wireless Corp., Senior Notes, 9.250% due 7/15/13	6,576,562
3,250,000	World Access, Inc., Senior Notes, 13.250% due 1/15/08 (e)	146,250
5,575,000	Zeus Special Subsidiary Ltd., Senior Discount Notes, (zero coupon until 2/1/10, 9.250% thereafter), due 2/1/15 (a)(c)	3,749,188

	Total Telecommunications	176,887,906

Textiles — 0.3%
6,725,000	Collins & Aikman Floor Cover, Senior Subordinated Notes, Series B, 9.750% due 2/15/10	6,994,000

Transportation — 0.3%
2,500,000	Holt Group, Inc., Senior Notes, 9.750% due 1/15/06 (d)(e)(f)	0
7,750,000	OMI Corp., Senior Notes, 7.625% due 12/1/13	7,759,688

	Total Transportation	7,759,688

	TOTAL CORPORATE BONDS & NOTES (Cost — $1,625,476,134)	1,642,462,498

ASSET-BACKED SECURITIES — 0.0%

Credit Card — 0.0%
937,331	First Consumers Master Trust, Series 2001-A, Class A, 3.530% due 9/15/08 (c)	932,012

Diversified Financial Services — 0.0%
3,210,025	Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/12 (d)(e)(f)	0

	TOTAL ASSET-BACKED SECURITIES (Cost — $4,232,922)	932,012

CONVERTIBLE NOTE — 0.1%

Telecommunications — 0.1%
1,325,000	American Tower Corp., Notes, 5.000% due 2/15/10 (Cost — $672,752)	1,318,375

SOVEREIGN BONDS‡ — 19.9%

Argentina — 0.9%
	Republic of Argentina:
9,300,000ARS	3.010% due 8/3/12(c)	8,416,500
32,684,983ARS	5.830% due 12/31/33 (g)	11,147,428

	Total Argentina	19,563,928

Brazil — 4.7%
	Federative Republic of Brazil:
15,595,000	12.250% due 3/6/30	20,897,300
6,270,000	11.000% due 8/17/40	7,536,540
28,318,797	C Bonds, 8.000% due 4/15/14	29,000,218
35,268,100	DCB, Series L, 4.313% due 4/15/12 (c)	33,956,568
	FLIRB, Series L:
7,876,922	4.250% due 4/15/09 (a)(c)	7,729,230
3,692,308	4.250% due 4/15/09 (c)	3,623,077
4,541,483	NMB, Series L, 4.313% due 4/15/09 (c)	4,513,098

	Total Brazil	107,256,031

Bulgaria — 0.2%
3,740,000	Republic of Bulgaria, 8.250% due 1/15/15 (a)	4,717,075

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers High Yield Bond Fund

Face Amount	Security	Value

Chile — 0.3%
$ 6,800,000	Republic of Chile, 5.500% due 1/15/13	$7,262,280

Colombia — 1.0%
	Republic of Colombia:
1,375,000	9.750% due 4/23/09	1,584,000
1,275,000	10.500% due 7/9/10	1,517,250
2,725,000	10.000% due 1/23/12	3,181,437
5,040,000	10.750% due 1/15/13	6,148,800
130,000	8.125% due 5/21/24	130,000
4,005,000	10.375% due 1/28/33	4,785,975
4,575,000	MTN, 11.750% due 2/25/20	6,016,125

	Total Colombia	23,363,587

Costa Rica — 0.0%
375,000	Republic of Costa Rica, 8.050% due 1/31/13 (a)	405,938

Ecuador — 0.2%
	Republic of Ecuador:
835,000	12.000% due 11/15/12 (a)	797,425
4,510,000	8.000% due 8/15/30 (c)	3,799,675

	Total Ecuador	4,597,100

El Salvador — 0.2%
3,375,000	Republic of El Salvador, 7.750% due 1/24/23 (a)	3,796,875

Malaysia — 0.2%
	Federation of Malaysia:
3,400,000	8.750% due 6/1/09	3,941,871
1,175,000	Bonds, 7.500% due 7/15/11	1,367,535

	Total Malaysia	5,309,406

Mexico — 4.3%
	United Mexican States:
10,575,000	Bonds, 11.375% due 9/15/16	15,743,531
	MTN:
13,735,000	8.300% due 8/15/31	17,134,413
	Series A:
1,430,000	6.375% due 1/16/13	1,535,105
10,531,000	5.875% due 1/15/14	11,015,426
16,925,000	6.625% due 3/3/15	18,642,888
13,200,000	8.000% due 9/24/22	16,203,000
16,685,000	7.500% due 4/8/33	19,312,887

	Total Mexico	99,587,250

Panama — 0.7%
	Republic of Panama:
465,000	9.625% due 2/8/11	555,675
9,780,000	9.375% due 7/23/12-4/1/29	12,076,937
1,600,000	7.250% due 3/15/15	1,740,000
1,150,000	8.875% due 9/30/27	1,377,125

	Total Panama	15,749,737

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers High Yield Bond Fund

Face Amount	Security	Value

Peru — 0.9%
	Republic of Peru:
$ 2,425,000	9.125% due 2/21/12	$2,861,500
2,400,000	9.875% due 2/6/15	2,974,200
3,650,000	8.750% due 11/21/33	4,133,625
1,174,140	FLIRB, 5.000% due 3/7/17 (c)	1,112,498
8,967,500	PDI, 5.000% due 3/7/17 (c)	8,597,590

	Total Peru	19,679,413

Philippines — 0.9%
	Republic of the Philippines:
25,000	8.375% due 3/12/09	26,592
1,250,000	8.250% due 1/15/14	1,262,500
600,000	9.375% due 1/18/17	645,000
13,275,000	10.625% due 3/16/25	14,892,559
1,466,668	FLIRB, Series B, 4.375% due 6/1/08 (c)	1,360,335
3,300,000	Senior Notes, 9.500% due 2/2/30	3,378,210

	Total Philippines	21,565,196

Russia — 2.8%
1,750,000	Aries Vermogensverwaltung GmbH, Russian Federation, Credit-Linked Notes, Series C, 9.600% due 10/25/14 (a)	2,277,188
	Russian Federation (a):
9,475,000	8.250% due 3/31/10	10,339,594
7,425,000	12.750% due 6/24/28	13,457,812
34,195,000	5.000% (until 3/31/07, 7.500% thereafter), due 3/31/30 (c)	38,319,772

	Total Russia	64,394,366

South Africa — 0.4%
	Republic of South Africa:
950,000	9.125% due 5/19/09	1,105,563
7,050,000	6.500% due 6/2/14	7,847,531

	Total South Africa	8,953,094

Turkey — 1.0%
	Republic of Turkey:
1,075,000	12.375% due 6/15/09	1,333,000
825,000	11.750% due 6/15/10	1,027,125
3,300,000	11.500% due 1/23/12	4,224,000
7,430,000	11.875% due 1/15/30	10,745,637
5,000,000	Collective Action Securities, 9.500% due 1/15/14	5,925,000

	Total Turkey	23,254,762

Ukraine — 0.2%
	Republic of Ukraine (a):
1,922,753	11.000% due 3/15/07	2,033,311
3,150,000	7.650% due 6/11/13	3,480,750

	Total Ukraine	5,514,061

Uruguay — 0.2%
3,900,000	Republic of Uruguay, Benchmark Bonds, 7.500% due 3/15/15	3,861,000

Venezuela — 0.8%
	Bolivarian Republic of Venezuela:
11,439,000	8.500% due 10/8/14	11,902,280
4,700,000	Collective Action Securities, 10.750% due 9/19/13	5,509,575
725,000	Par Bond, Series A, 6.750% due 3/31/20	729,531

	Total Venezuela	18,141,386

	TOTAL SOVEREIGN BONDS (Cost — $417,260,548)	456,972,485

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers High Yield Bond Fund

Shares	Security	Value
ESCROW SHARES (f) — 0.0%
4,000,000	Breed Technologies, Inc. (d)	$0
4,000,000	Imperial Holly Co.	0
2,000,000	Pillowtex Corp.	0
1,324,028	Vlasic Foods International, Inc. (d)	47,930

	TOTAL ESCROW SHARES (Cost — $0)	47,930

Face Amount
LOAN PARTICIPATION — 0.1%

Morocco — 0.1%
$ 1,519,831	Kingdom of Morocco, Tranche A, (JPMorgan Chase & Co.), 3.803% due 1/2/09 (c)(h) (Cost — $1,443,022)	1,504,633

Shares
COMMON STOCK — 1.1%
CONSUMER DISCRETIONARY — 0.0%

Household Durables — 0.0%
29,983	Mattress Discounters Corp. (d)(f)*	0

INDUSTRIALS — 0.0%

Commercial Services & Supplies — 0.0%
172,414	Continental AFA Dispensing Co. (d)(f)*	948,277

Machinery — 0.0%
20	Glasstech, Inc. (d)(f)*	0

	TOTAL INDUSTRIALS	948,277

INFORMATION TECHNOLOGY — 0.0%

Computers & Peripherals — 0.0%
40,557	Axiohm Transaction Solutions, Inc. (d)(f)*	0

MATERIALS — 0.1%

Chemicals — 0.1%
125,974	Applied Extrusion Technologies, Inc., Class A Shares (b)(f)*	2,933,147

TELECOMMUNICATION SERVICES — 1.0%

Diversified Telecommunication Services — 1.0%
132,763	Liberty Global, Inc., Series A Shares*	6,196,063
90,197	NTL, Inc.*	6,171,279
89,129	SpectraSite, Inc.*	6,633,871
142,752	Telewest Global, Inc.*	3,251,891
10,212	World Access Inc.*	10

	TOTAL TELECOMMUNICATION SERVICES	22,253,114

	TOTAL COMMON STOCK (Cost — $22,575,024)	26,134,538

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers High Yield Bond Fund

Shares	Security	Value
PREFERRED STOCK — 0.2%
CONSUMER DISCRETIONARY — 0.2%

Media — 0.2%
3,957	Spanish Broadcasting Systems, Inc., Series B, 10.750% (g)	$4,243,882

FINANCIALS — 0.0%

Commercial Banks — 0.0%
62,500	Delphi Trust I (b)	1,166,875

Diversified Financial Services — 0.0%
	TCR Holdings Corp.:
9,787	Class B Shares (d)(f)*	10
5,383	Class C Shares (d)(f)*	6
14,191	Class D Shares (d)(f)*	14
29,362	Class E Shares (d)(f)*	29

		59

	TOTAL FINANCIALS	1,166,934

INDUSTRIALS — 0.0%

Machinery — 0.0%
22	Glasstech, Inc. (d)(f)*	0

	TOTAL PREFERRED STOCK (Cost — $5,628,263)	5,410,816

CONVERTIBLE PREFERRED STOCK — 0.3%
TELECOMMUNICATION SERVICES — 0.3%

Wireless Telecommunication Services — 0.3%
6,913	Alamosa Holdings, Inc., Series B, 7.500% (Cost — $2,072,725)	7,136,808

Warrants
WARRANTS — 0.0%

Capital Markets — 0.0%
3,500	Mattress Discounters Co., expires 7/15/07 (a)(d)(f)*	0
13,446	Pillowtex Corp. (d)(f)*	14
2,240	Winsloew Furniture, Inc. (a)(d)*	20

	Total Capital Markets	34

Communications Equipment — 0.0%
1,150	American Tower Corp., Class A Shares, expires 8/1/08 (a)*	340,815
1,250	Leap Wireless International, Inc., expires 4/15/10 (a)(d)(f)*	0
2,500	UbiquiTel, Inc., expires 4/15/10 (a)(d)(f)*	25

	Total Communications Equipment	340,840

Diversified Financial Services — 0.0%
16,537,951	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates) (d)(f)*	20,672

Foreign Government — 0.0%
13,845	Bolivarian Republic of Venezuela Oil-linked Payment Obligation, expires 4/15/20*	332,280

	TOTAL WARRANTS (Cost — $363,276)	693,826

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $2,079,724,666)	2,142,613,921

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers High Yield Bond Fund

Face Amount	Security	Value
SHORT-TERM INVESTMENTS — 20.9%
Repurchase Agreements (i) — 5.5%
$50,000,000	Interest in $414,454,000 joint tri-party repurchase agreement dated 6/30/05 with Deutsche Bank Securities, Inc., 3.350% due 7/1/05; Proceeds at maturity — $50,004,653; (Fully collateralized by various U.S. government agency obligations, 0.000% to 16.136% due 12/1/05 to 6/15/35; Market value — $51,000,551) 3.350% due 7/1/05	$50,000,000
50,000,000	Interest in $599,362,000 joint tri-party repurchase agreement dated 6/30/05 with Merrill Lynch & Co., Inc., 3.350% due 7/1/05; Proceeds at maturity — $50,004,653; (Fully collateralized by various U.S. Treasury obligations and U.S. government agency obligations, 0.000% to 4.625% due 6/16/06 to 1/13/33; Market value — $51,000,048)	50,000,000
26,290,000	Interest in $453,707,000 joint tri-party repurchase agreement dated 6/30/05 with Morgan Stanley, 3.350% due 7/1/05; Proceeds at maturity — $26,292,446; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.800% due 8/25/05 to 2/18/22; Market value — $27,093,129 3.350% due 7/1/05	26,290,000

	Total Repurchase Agreements (Cost — $126,290,000)	126,290,000

Shares
Securities Purchased From Securities Lending Collateral — 15.4%
352,597,031	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $352,597,031)	352,597,031

	TOTAL SHORT-TERM INVESTMENTS (Cost — $478,887,031)	478,887,031

	TOTAL INVESTMENTS — 114.1% (Cost — $2,558,611,697#)	2,621,500,952
	Liabilities in Excess of Other Assets — (14.1)%	(323,567,320)

	TOTAL NET ASSETS — 100.0%	$2,297,933,632

*	Non-income producing security.
‡	Face amount denominated in U.S. dollars unless otherwise noted.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(b)	All or a portion of this security is on loan (See Notes 1 and 3).
(c)	Variable rate securities. Coupon rates disclosed are those which are in effect at June 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(d)	Illiquid security.
(e)	Security is currently in default.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h)	Participation interest was acquired through the financial institutions indicated parenthetically.
(i)	Securities with an aggregate market value of $126,290,000 are segregated for extended settlements and/or collateral for swap transactions.
#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS	—	Argentine Peso
C Bond	—	Capitalization Bond
DCB	—	Debt Conversion Bond
FLIRB	—	Front-Loaded Interest Reduction Bonds
MTN	—	Medium-Term Note
NMB	—	New Money Bond
PDI	—	Past Due Interest
REITs	—	Real Estate Investment Trust
TRAINS	—	Targeted Return Index Securities

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Short/Intermediate U.S. Government Fund

Face Amount	Security	Value
MORTGAGE-BACKED SECURITIES — 58.6%
FHLMC — 15.2%
	FHLMC
$ 1,297	11.750% due 7/1/15 (a)	$1,432
54,742	8.000% due 7/1/20 (a)	58,648
2,343,418	9.500% due 1/1/21 (a)	2,574,163
971,534	5.729% due 7/1/32 (a)(b)	979,564
2,559,909	5.000% due 8/1/33 (a)	2,564,791
	Gold:
463,676	7.500% due 5/1/07-5/1/30 (a)	497,632
417,014	6.000% due 7/1/10-7/1/29 (a)	428,983
98,425	7.000% due 5/1/11-8/1/11 (a)	103,100
1,859	8.250% due 4/1/17 (a)	2,004
13,186	8.000% due 12/1/19 (a)	14,165
10,700,000	5.000% due 7/1/35-8/1/35 (c)(d)	10,691,419

	Total FHLMC	17,915,901

FNMA — 35.7%
	FNMA
3,273,363	6.000% due 9/1/11-1/1/33 (a)	3,374,490
46,885	12.500% due 9/20/15-1/15/16 (a)	52,833
74,269	12.000% due 1/1/16-1/15/16 (a)	83,280
970,851	8.500% due 8/1/19-10/1/30 (a)	1,057,892
1,874	11.500% due 9/1/19 (a)	2,090
18,000,000	5.500% due 7/1/20-7/1/35 (c)(d)	18,324,372
13,898	10.500% due 8/1/20 (a)	16,079
321,610	6.500% due 9/1/24 (a)	334,854
309,447	7.000% due 1/1/25 (a)	327,978
33,518	7.500% due 7/1/30-9/1/30 (a)	35,826
10,700,000	5.000% due 7/1/35 (c)(d)	10,703,338
3,000,000	6.000% due 7/1/35 (c)(d)	3,075,936
4,500,000	6.500% due 7/1/35 (c)(d)	4,657,500

	Total FNMA	42,046,468

GNMA — 7.7%
	GNMA
436,999	8.500% due 6/15/25	482,412
8,500,000	5.500% due 7/1/35 (c)(d)	8,680,625

	Total GNMA	9,163,037

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $67,928,862)	69,125,406

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.1%
	FHLMC
121,832	Series 2525, Class AM, 4.500% due 4/15/32 (a)	117,349
2,367,490	Series 2638, Class DI, IO, 5.000% due 5/15/23 (a)	381,248
2,994,952	Series 2670, Class IT, IO, 5.000% due 12/15/09	89,813
4,983,022	Series 2686, Class QI, IO, 5.500% due 1/15/23	285,031
	FNMA
536,254	ACES, Series 1998-M4, Class C, 6.527% due 5/25/30 (a)	565,704
22	Grantor Trust, Series 1998-T1, Class A, 7,706.414% due 12/28/28 (b)	22
829,274	Series 2003-41, Class IA, IO, 5.000% due 3/25/09	13,872
1,179,886	Whole Loan, Series 2003-W19, Class 2A, 4.199% due 6/25/33 (a)(b)	1,214,163
940,230	GNMA, Series 2003-79, Class PW, 5.500% due 5/20/09 (a)	960,258

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $3,535,948)	3,627,460

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Short/Intermediate U.S. Government Fund

Face Amount	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS — 35.4%

U.S. Government Agencies — 2.1%
$ 500,000	FHLB, 5.800% due 9/2/08 (a)	$528,454
2,000,000	FNMA, 4.288% due 2/17/09 (a)(b)	1,985,400

	Total U.S. Government Agencies	2,513,854

U.S. Government Obligations (e) — 33.3%
	U.S. Treasury Notes:
6,500,000	2.875% due 11/30/06	6,435,767
22,300,000	3.375% due 2/15/08-11/15/08	22,109,881
1,500,000	3.500% due 11/15/09	1,487,286
1,000,000	5.750% due 8/15/10	1,093,243
8,000,000	4.000% due 2/15/14-2/15/15	8,040,788

	Total U.S. Government Obligations	39,166,965

	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost — $41,602,283)	41,680,819

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $113,067,093)	114,433,685

SHORT-TERM INVESTMENTS — 75.6%
Repurchase Agreement — 7.9%
9,316,000	Interest in $1,009,251,000 joint tri-party repurchase agreement dated 6/30/05 with Bank of America. 3.350% due 7/1/05; Proceeds at maturity — $9,316,867; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.000% due 7/15/05 to 2/26/24; Market value — $9,502,327) (a) (Cost — $9,316,000)	9,316,000

U.S. Government Agencies — 42.4%
25,000,000	FFCB, zero coupon to yield 3.090% due 7/11/05 (a)	24,978,542
25,000,000	FHLB, zero coupon to yield 3.010% due 7/8/05 (a)	24,985,368

	Total U.S. Government Agencies (Cost — $49,963,910)	49,963,910

Shares
Securities Purchased From Securities Lending Collateral — 25.3%
29,761,551	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $29,761,551)	29,761,551

	TOTAL SHORT-TERM INVESTMENTS (Cost — $89,041,461)	89,041,461

	TOTAL INVESTMENTS — 172.7% (Cost — $202,108,554#)	203,475,146
	Liabilities in Excess of Other Assets — (72.7)%	(85,673,129)

	TOTAL NET ASSETS — 100.0%	$117,802,017

(a)	Securities with an aggregate market value of $77,542,290 are segregated and/or held as collateral at the broker for mortgage dollar rolls, TBA’s and/or open futures contracts commitments.
(b)	Variable rate securities. Coupon rates disclosed are those which are in effect at June 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(c)	This security is traded on a “to-be-announced” basis.
(d)	All or a portion of this security is acquired under mortgage dollar roll agreement.
(e)	All or a portion of security is on loan.
#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
IO	—	Interest Only

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Strategic Bond Fund

Face Amount	Security	Value
CORPORATE BONDS & NOTES — 26.9%

Advertising — 0.4%
$ 75,000	Bear Creek Corp., Senior Notes, 9.000% due 3/1/13 (a)	$73,500
150,000	Interep National Radio Sales, Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08 (b)	125,437
250,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	291,875
180,000	SITEL Corp., Senior Subordinated Notes, 9.250% due 3/15/06	179,100
125,000	Vertis, Inc., Senior Secured Notes, 9.750% due 4/1/09	130,625

	Total Advertising	800,537

Aerospace/Defense — 0.5%
150,000	Alliant Techsystems, Inc., Senior Subordinated Notes, 8.500% due 5/15/11	160,875
255,000	Goodrich Corp., Debentures, 7.500% due 4/15/08	274,752
250,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	267,500
	Sequa Corp., Senior Notes:
125,000	9.000% due 8/1/09	138,438
75,000	Series B, 8.875% due 4/1/08	81,375

	Total Aerospace/Defense	922,940

Airlines — 0.0%
62,300	Continental Airlines, Inc., Pass-Through Certificates, Series 1998-1C, Series B, 6.541% due 9/15/08	55,620

Apparel — 0.1%
	Levi Strauss & Co., Senior Notes:
25,000	8.254% due 4/1/12 (c)	23,750
150,000	9.750% due 1/15/15	149,625
50,000	Oxford Industries, Inc., Senior Notes, 8.875% due 6/1/11	53,750

	Total Apparel	227,125

Auto Manufacturers — 0.5%
575,000	DaimlerChrysler North America Holding Corp., 4.050% due 6/4/08	566,577
	Ford Motor Co.:
50,000	Bonds, 6.625% due 10/1/28	39,324
300,000	Notes, 7.450% due 7/16/31 (b)	251,086

	Total Auto Manufacturers	856,987

Auto Parts & Equipment — 0.1%
201,000	TRW Automotive, Inc., Senior Notes, 9.375% due 2/15/13	223,612

Banks — 1.2%
1,075,000	Bank of America Corp., Subordinated Notes, 7.400% due 1/15/11 (d)	1,231,731
700,000	Standard Chartered Bank PLC, Subordinated Notes, 8.000% due 5/30/31 (a)	957,720

	Total Banks	2,189,451

Building Materials — 0.1%
325,000	Associated Materials, Inc., Senior Discount Notes, (zero coupon until 3/1/09, 11.250% thereafter), due 3/1/14 (c)	208,000
75,000	Nortek, Inc., Senior Subordinated Notes, 8.500% due 9/1/14	70,125

	Total Building Materials	278,125

Chemicals — 1.3%
130,000	BCP Caylux Holdings Luxembourg SCA, Senior Subordinated Notes, 9.625% due 6/15/14	146,250
125,000	Compass Minerals Group, Inc., Senior Subordinated Notes, 10.000% due 8/15/11	136,875
150,000	Equistar Chemicals LP/Equistar Funding Corp., Senior Notes, 10.625% due 5/1/11	166,312
100,000	FMC Corp., Secured Notes, 10.250% due 11/1/09	113,125

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Strategic Bond Fund

Face Amount	Security	Value

Chemicals — 1.3% (continued)
$ 200,000	Huntsman Advanced Materials LLC, Senior Secured Notes, 11.000% due 7/15/10	$227,000
209,000	Huntsman International LLC, Senior Subordinated Notes, 10.125% due 7/1/09	216,054
175,000	ISP Chemco, Inc., Senior Subordinated Notes, Series B, 10.250% due 7/1/11	191,625
250,000	Key Plastics Holdings, Inc., Guaranteed Notes, Series B, 10.250% due 3/15/07 (e)(f)(g)	2,813
	Lyondell Chemical Co., Senior Secured Notes:
200,000	11.125% due 7/15/12	228,000
6,000	Series B, 9.875% due 5/1/07 (b)	6,180
125,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	143,594
150,000	Millennium America, Inc., Senior Notes, 9.250% due 6/15/08 (b)	163,125
75,000	PQ Corp., 7.500% due 2/15/13 (a)	74,062
	Resolution Performance Products LLC:
100,000	RPP Capital Corp., Secured Notes, 8.000% due 12/15/09	104,500
125,000	Senior Subordinated Notes, 13.500% due 11/15/10	135,000
	Rhodia SA:
125,000	Senior Notes, 7.625% due 6/1/10 (b)	121,875
150,000	Senior Subordinated Notes, 8.875% due 6/1/11 (b)	145,125
162,000	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11	176,985

	Total Chemicals	2,498,500

Commercial Services — 0.3%
150,000	Brand Services, Inc., Senior Notes, 12.000% due 10/15/12	161,250
	Cenveo Corp.:
25,000	Senior Notes, 9.625% due 3/15/12	27,125
125,000	Senior Subordinated Notes, 7.875% due 12/1/13	119,375
75,000	Corrections Corporation of America, Senior Notes, 6.250% due 3/15/13	74,812
125,000	Iron Mountain, Inc., Senior Subordinated Notes, 8.625% due 4/1/13	130,000

	Total Commercial Services	512,562

Computers — 0.1%
150,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09	160,313

Distribution/Wholesale — 0.1%
200,000	Home Interiors & Gifts, Inc., Senior Subordinated Notes, 10.125% due 6/1/08 (b)	130,000

Diversified Financial Services — 4.2%
143,000	Alamosa Delaware, Inc., Senior Notes, 11.000% due 7/31/10	161,054
600,000	Capital One Bank, Notes, 4.875% due 5/15/08	609,356
800,000	CIT Group, Inc., Senior Notes, 7.750% due 4/2/12	939,529
950,000	Countrywide Home Loans, Inc., MTN, Series L, 4.000% due 3/22/11 (b)	917,356
325,000	Ford Motor Credit Co., Notes, 7.875% due 6/15/10	321,489
	General Motors Acceptance Corp.:
30,000	Bonds, 8.000% due 11/1/31	26,838
	Notes:
15,000	7.250% due 3/2/11	14,081
725,000	6.875% due 9/15/11 (b)	670,057
325,000	6.750% due 12/1/14 (b)	291,255
625,000	Independence Community Bank Corp., Notes, 3.500% due 6/20/13 (c)	603,899
650,000	International Lease Finance Corp., Notes, Series O, 4.375% due 11/1/09	651,769
308,770	Iowa Select Farm, L.P., Secured Notes, 6.500% due 12/1/12 (a)	154,385
700,000	JPMorgan Chase & Co., Subordinated Notes, 6.625% due 3/15/12	780,349
125,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	125,625
640,000	MBNA Corp., Notes, 4.625% due 9/15/08	649,200
900,000	Morgan Stanley, Notes, 6.600% due 4/1/12 (d)	1,001,998

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Strategic Bond Fund

Face Amount	Security	Value

Diversified Financial Services — 4.2% (continued)
$ 100,000	Sensus Metering Systems, Inc., Senior Subordinated Notes, 8.625% due 12/15/13	$93,500
100,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, (zero coupon until 10/1/07, 11.250% thereafter), due 10/1/15 (b)(c)	71,500

	Total Diversified Financial Services	8,083,240

Electric — 2.1%
	AES Corp., Senior Notes:
250,000	8.750% due 6/15/08 (b)	270,625
25,000	7.750% due 3/1/14	27,250
250,000	Allegheny Energy Supply Statutory Trust, Secured Notes, Series A, 10.250% due 11/15/07 (a)	276,250
575,000	Appalachian Power Co., Bonds, Series H, 5.950% due 5/15/33	620,769
	Calpine Corp.:
250,000	Second Priority Senior Secured Notes, 8.500% due 7/15/10 (a)(b)	193,750
50,000	Senior Notes, 7.875% due 4/1/08 (b)	35,250
100,000	Calpine Generating Co. LLC, Secured Notes, 12.390% due 4/1/11	91,500
625,000	Duke Energy Corp., Senior Notes, 4.200% due 10/1/08	623,226
325,000	Edison Mission Energy, Senior Notes, 9.875% due 4/15/11 (b)	382,281
625,000	Entergy Gulf States, Inc., First Mortgage Bonds, 6.200% due 7/1/33	655,310
250,000	Mirant Americas Generation LLC, Senior Notes, 9.125% due 5/1/31 (g)	271,875
215,000	NRG Energy, Inc., Senior Secured Notes, 8.000% due 12/15/13 (a)	227,900
	Reliant Energy, Inc., Senior Secured Notes:
25,000	9.250% due 7/15/10	27,375
250,000	9.500% due 7/15/13	278,750

	Total Electric	3,982,111

Electronics — 0.1%
250,000	Muzak LLC/Muzak Finance Corp., Senior Notes, 10.000% due 2/15/09	208,750

Entertainment — 0.4%
200,000	Cinemark, Inc., Senior Discount Notes, (zero coupon until 3/15/09, 9.750% thereafter), due 3/15/14 (c)	134,000
150,000	Herbst Gaming, Inc., Senior Subordinated Notes, 7.000% due 11/15/14	151,875
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
75,000	7.125% due 8/15/14	78,937
75,000	6.875% due 2/15/15 (a)	77,062
75,000	Penn National Gaming, Inc., Senior Subordinated Notes, 6.750% due 3/1/15 (a)	74,813
125,000	Pinnacle Entertainment, Inc., Senior Subordinated Notes, 8.250% due 3/15/12	130,625
75,000	Scientific Games Corp., Senior Subordinated Notes, 6.250% due 12/15/12 (a)	76,125
	Six Flags, Inc., Senior Notes:
50,000	9.750% due 4/15/13 (b)	47,438
75,000	9.625% due 6/1/14 (b)	70,500

	Total Entertainment	841,375

Environmental Control — 0.2%
125,000	Aleris International, Inc., Senior Secured Notes, 10.375% due 10/15/10	137,812
	Allied Waste North America, Inc., Series B:
100,000	Senior Notes, 7.250% due 3/15/15 (a)	97,250
	Senior Secured Notes:
25,000	8.500% due 12/1/08	26,344
150,000	9.250% due 9/1/12	162,750

	Total Environmental Control	424,156

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Strategic Bond Fund

Face Amount	Security	Value

Food — 1.2%
$ 139,771	Ahold Lease USA, Inc., Pass-Through Certificates, Series 2001 A-1, 7.820% due 1/2/20	$151,040
	Doane Pet Care Co.:
75,000	Senior Notes, 10.750% due 3/1/10	79,688
150,000	Senior Subordinated Notes, 9.750% due 5/15/07 (b)	146,625
865,000	Kraft Foods, Inc., Notes, 5.625% due 11/1/11	918,833
15,758	Nutritional Sourcing Corp., Notes, 10.125% due 8/1/09	11,109
150,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13 (b)	135,000
550,000	Safeway, Inc., Debentures, 7.250% due 2/1/31	638,876
112,000	United Agri Products, Senior Notes, 8.250% due 12/15/11	116,480

	Total Food	2,197,651

Forest Products & Paper — 0.2%
75,000	Bowater, Inc., Notes, 6.500% due 6/15/13 (b)	74,437
	Buckeye Technologies, Inc., Senior Subordinated Notes:
225,000	9.250% due 9/15/08 (b)	226,125
75,000	8.000% due 10/15/10 (b)	72,375

	Total Forest Products & Paper	372,937

Health Care – Products — 0.2%
50,000	Medical Device Manufacturing, Inc., Senior Subordinated Notes, 10.000% due 7/15/12	54,000
250,000	Sybron Dental Specialties, Inc., Senior Subordinated Notes, 8.125% due 6/15/12	268,750

	Total Health Care – Products	322,750

Health Care – Services — 1.2%
125,000	AmeriPath, Inc., Senior Subordinated Notes, 10.500% due 4/1/13	127,187
75,000	Community Health Systems, Inc., Senior Subordinated Notes, 6.500% due 12/15/12	76,688
75,000	DaVita, Inc., Senior Subordinated Notes, 7.250% due 3/15/15 (a)	77,437
125,000	Extendicare Health Services, Inc., Senior Notes, 9.500% due 7/1/10	135,625
125,000	HCA, Inc., Senior Notes, 6.375% due 1/15/15	130,013
655,000	Humana, Inc., Senior Notes, 6.300% due 8/1/18	717,794
150,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	163,500
	Tenet Healthcare Corp., Senior Notes:
200,000	7.375% due 2/1/13 (b)	198,500
25,000	9.875% due 7/1/14	26,938
100,000	6.875% due 11/15/31	84,500
550,000	WellPoint Health Networks, Inc., Notes, 6.375% due 1/15/12 (d)(e)(f)	607,346

	Total Health Care – Services	2,345,528

Holding Companies – Diversified — 0.3%
600,000	EnCana Holdings Finance Corp., Notes, 5.800% due 5/1/14	644,962

Home Furnishings — 0.1%
76,000	Applica, Inc., Senior Subordinated Notes, 10.000% due 7/31/08 (b)	69,540
100,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14 (b)	101,500

	Total Home Furnishings	171,040

Iron – Steel — 0.1%
50,000	AK Steel Corp., Senior Notes, 7.875% due 2/15/09 (b)	45,750
50,000	IPSCO, Inc., Senior Notes, 8.750% due 6/1/13	56,063
500,000	Republic Technologies International LLC/RTI Capital Corp., Senior Secured Notes, 13.750% due 7/15/09 (e)(f)(g)	0

	Total Iron – Steel	101,813

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Strategic Bond Fund

Face Amount	Security	Value

Leisure Time — 0.0%
$ 100,000	Icon Health & Fitness, Inc., Senior Subordinated Notes, 11.250% due 4/1/12 (b)	$77,000

Lodging — 0.6%
25,000	Caesars Entertainment, Inc., Senior Subordinated Notes, 8.875% due 9/15/08	27,969
100,000	Chumash Casino & Resort Enterprise, Senior Notes, 9.260% due 7/15/10 (a)	108,750
150,000	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/14	147,375
200,000	John Q. Hammons Hotels LP, First Mortgage Senior Notes, Series B, 8.875% due 5/15/12	219,000
125,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15 (a)(b)	122,813
275,000	MGM MIRAGE, Inc., Senior Notes, 6.750% due 9/1/12	284,625
275,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	292,187

	Total Lodging	1,202,719

Machinery – Construction & Mining — 0.1%
225,000	Terex Corp., Senior Subordinated Notes, Series B, 10.375% due 4/1/11	245,250

Machinery – Diversified — 0.2%
25,000	Case New Holland, Inc., Senior Notes, 9.250% due 8/1/11	26,375
75,000	Dresser-Rand Group, Inc., Senior Subordinated Notes, 7.375% due 11/1/14 (a)	78,375
175,000	Flowserve Corp., Senior Subordinated Notes, 12.250% due 8/15/10	189,875
125,000	NMHG Holding Co., 10.000% due 5/15/09	131,875

	Total Machinery – Diversified	426,500

Media — 2.0%
175,000	Cablevision Systems Corp., Senior Notes, Series B, 7.890% due 4/1/09 (c)	176,312
150,000	Cadmus Communications Corp., Senior Subordinated Notes, 8.375% due 6/15/14	155,063
131,473	CanWest Media, Inc., Senior Subordinated Notes, 8.000% due 9/15/12	139,033
	Charter Communications Holdings LLC:
	Senior Discount Notes:
120,000	zero coupon until 1/15/05, (11.750% thereafter), due 1/15/10 (b)	94,800
100,000	zero coupon until 1/15/07, (12.125% thereafter), due 1/15/12	58,250
	Senior Notes:
50,000	8.625% due 4/1/09 (b)	37,375
450,000	10.000% due 4/1/09	349,875
50,000	10.250% due 1/15/10	37,375
525,000	Comcast Cable Communications Holdings, Inc., 8.375% due 3/15/13	641,101
	CSC Holdings, Inc.:
50,000	Debentures, Series B, 8.125% due 8/15/09	50,875
25,000	Senior Notes, Series B, 8.125% due 7/15/09	25,438
25,000	Dex Media, Inc., Discount Notes, (zero coupon until 11/15/08, 9.000% thereafter), due 11/15/13 (c)	20,250
244,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	279,380
179,000	DirecTV Holdings LLC/DirecTV Financing Co., Senior Notes, 8.375% due 3/15/13	199,137
225,000	LodgeNet Entertainment Corp., Senior Subordinated Debentures, 9.500% due 6/15/13	246,375
200,000	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13 (b)	200,500
150,000	NextMedia Operating, Inc., Senior Subordinated Notes, 10.750% due 7/1/11	163,687
150,000	Radio One, Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	161,812
25,000	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	28,875
525,000	Time Warner, Inc., Debentures, 7.625% due 4/15/31 (d)	657,745

	Total Media	3,723,258

Metal Fabricate/Hardware — 0.1%
125,000	Mueller Group, Inc., Senior Subordinated Notes, 10.000% due 5/1/12	131,875

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Strategic Bond Fund

Face Amount	Security	Value

Mining — 0.1%
$ 150,000	Novelis, Inc., Senior Notes, 7.250% due 2/15/15 (a)	$151,313

Miscellaneous Manufacturing — 0.0%
125,000	Moll Industries, Inc., Senior Subordinated Notes, 10.500% due 7/1/08 (e)(f)(g)	0

Office Furnishings — 0.1%
100,000	Interface, Inc., Notes, 7.300% due 4/1/08	102,500
163,000	Tempur-Pedic, Inc./Tempur Production USA, Inc., Senior Subordinated Notes, 10.250% due 8/15/10	180,115

	Total Office Furnishings	282,615

Oil & Gas — 1.6%
200,000	Chesapeake Energy Corp., Senior Notes, 6.625% due 1/15/16 (a)	207,500
500,000	Costilla Energy, Inc., Senior Notes, 10.250% due 10/1/06 (e)(f)(g)	0
475,000	Devon Financing Corp. ULC, 6.875% due 9/30/11 (b)	532,191
200,000	Forest Oil Corp., Senior Notes, 8.000% due 12/15/11	221,500
179,000	Magnum Hunter Resources, Inc., Senior Notes, 9.600% due 3/15/12	199,585
150,000	Petronas Capital Ltd., 7.000% due 5/22/12 (a)	171,732
150,000	Plains Exploration & Production Co., Senior Notes, 7.125% due 6/15/14	161,250
625,000	Precision Drilling Corp., Notes, 5.625% due 6/1/14	647,353
200,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	210,500
595,000	Valero Energy Corp., Notes, 4.750% due 6/15/13	590,064
125,000	Vintage Petroleum, Inc., Senior Subordinated Notes, 7.875% due 5/15/11	132,500

	Total Oil & Gas	3,074,175

Packaging & Containers — 0.7%
125,000	Anchor Glass Container Corp., Senior Secured Notes, 11.000% due 2/15/13 (b)	98,125
125,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	137,031
50,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	50,625
275,000	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	277,750
275,000	Owens-Illinois, Inc., Senior Notes, 7.350% due 5/15/08	286,687
225,000	Plastipak Holdings, Inc., Senior Notes, 10.750% due 9/1/11	249,188
75,000	Pliant Corp., Senior Secured Second Lien Notes, 11.125% due 9/1/09 (b)	73,500
125,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (b)	85,938
150,000	Tekni-Plex, Inc., Senior Secured Notes, 8.750% due 11/15/13 (a)(b)	133,875

	Total Packaging & Containers	1,392,719

Pharmaceuticals — 0.6%
175,000	aaiPharma, Inc., Senior Subordinated Notes, 11.000% due 4/1/10 (b)(g)	92,750
950,000	Wyeth, 5.500% due 3/15/13 (d)	1,001,397

	Total Pharmaceuticals	1,094,147

Pipelines — 0.8%
	Dynegy Holdings, Inc.:
25,000	Debentures, 7.125% due 5/15/18	23,937
375,000	Secured Notes, 9.875% due 7/15/10 (a)	416,250
500,000	El Paso Corp., Senior Notes, 7.375% due 12/15/12 (b)	503,750
	Williams Cos., Inc.:
	Notes:
350,000	7.875% due 9/1/21	399,875
75,000	8.750% due 3/15/32	90,469
50,000	Senior Notes, 7.625% due 7/15/19	56,500

	Total Pipelines	1,490,781

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Strategic Bond Fund

Face Amount	Security	Value

REITs — 0.9%
$ 575,000	Boston Properties LP, Senior Notes, 6.250% due 1/15/13	$627,458
	Host Marriott LP:
100,000	Notes, Series I, 9.500% due 1/15/07	106,500
175,000	Senior Notes, 7.125% due 11/1/13	183,313
600,000	iStar Financial, Inc., Senior Notes, 5.150% due 3/1/12	593,830
25,000	MeriStar Hospitality Corp., Senior Notes, 9.125% due 1/15/11 (b)	26,375
100,000	MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp., Senior Notes, 10.500% due 6/15/09	107,500

	Total REITs	1,644,976

Retail — 0.5%
75,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (a)	76,312
370,000	Flooring America, Inc., Senior Notes, Series B, 9.250% due 10/15/07 (e)(f)(g)	0
130,000	Jafra Cosmetics International, Inc., Senior Subordinated Notes, 10.750% due 5/15/11	146,250
500,000	Limited Brands, Inc., Debentures, 6.950% due 3/1/33	522,380
200,000	PETCO Animal Supplies, Inc., Senior Subordinated Notes, 10.750% due 11/1/11	224,000
50,000	Rite Aid Corp., 11.250% due 7/1/08	52,813

	Total Retail	1,021,755

Semiconductors — 0.1%
	Amkor Technology, Inc.:
25,000	Senior Notes, 9.250% due 2/15/08 (b)	24,125
150,000	Senior Subordinated Notes, 10.500% due 5/1/09 (b)	130,125

	Total Semiconductors	154,250

Telecommunications — 2.8%
	American Tower Corp., Senior Notes:
55,000	9.375% due 2/1/09 (b)	57,956
25,000	7.500% due 5/1/12 (b)	26,813
250,000	Centennial Communications Corp., Senior Notes, 8.125% due 2/1/14	267,500
200,000	Insight Midwest LP/Insight Capital, Inc., Senior Notes, 10.500% due 11/1/10	213,000
50,000	Intelsat Bermuda Ltd., Senior Notes, 7.805% due 1/15/12 (a)(c)	51,125
500,000	Lucent Technologies, Inc., Debentures, 6.450% due 3/15/29	450,000
190,000	MCI, Inc., Senior Notes, 8.735% due 5/1/14	213,512
450,000	New Cingular Wireless Services, Inc., Senior Notes, 8.750% due 3/1/31 (d)	632,686
375,000	Nextel Communications, Inc., Senior Notes, 7.375% due 8/1/15	406,875
	Qwest Services Corp., Secured Notes:
125,000	13.500% due 12/15/10	145,000
375,000	14.000% due 12/15/14	456,562
	SBA Communications Corp.:
117,000	Senior Discount Notes, (zero coupon until 2/1/10, 9.250% thereafter), due 2/1/15 (b)(c)	108,225
25,000	Senior Notes, 8.500% due 12/1/12	27,063
525,000	Sprint Capital Corp., Notes, 8.375% due 3/15/12 (b)	632,315
575,000	Telecom Italia Capital SA, 4.000% due 1/15/10 (a)	559,282
870,000	Verizon Florida, Inc., Series F, 6.125% due 1/15/13 (d)	934,182
150,000	Zeus Special Subsidiary Ltd., Senior Discount Notes, (zero coupon until 2/1/10, 9.250% thereafter), due 2/1/15 (a)	100,875

	Total Telecommunications	5,282,971

Textiles — 0.1%
250,000	Simmons Co., Senior Discount Notes, (zero coupon until 12/1/09, 10.000% thereafter), due 12/15/14 (a)(c)	113,750

Transportation — 0.2%
500,000	Holt Group, Inc., Senior Notes, 9.750% due 1/15/06 (e)(f)(g)	0
75,000	Horizon Lines, LLC, Notes, 9.000% due 11/1/12 (a)	78,938

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Strategic Bond Fund

Face Amount	Security	Value

Transportation — 0.2% (continued)
$ 270,000	Union Pacific Corp., Notes, 3.625% due 6/1/10	$259,730

	Total Transportation	338,668

Water — 0.4%
900,000	United Utilities PLC, Senior Notes, 4.550% due 6/19/18 (d)	847,849

	TOTAL CORPORATE BONDS & NOTES (Cost — $51,562,009)	51,248,656

ASSET-BACKED SECURITIES — 5.5%

Credit Card — 0.6%
306,347	First Consumers Master Trust, Series 2001-A, Class A, 3.530% due 9/15/08 (c)	304,609
770,000	Metris Master Trust, Series 2001-2, Class B, 4.340% due 11/20/09 (c)	772,301

	Total Credit Card	1,076,910

Diversified Financial Services — 0.0%
493,850	Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/12 (e)(f)(g)	0

Home Equity — 4.5%
490,000	Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class M5, 4.514% due 11/25/34 (c)	499,531
1,000,000	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M2, 4.514% due 8/25/32 (c)(d)	1,008,561
253,532	Argent NIM Trust, Series 2004-WN08, Class A, 4.700% due 7/25/34 (a)	252,838
500,000	Asset-Backed Securities Corp., Series 2003-HE2, Class M2, 5.120% due 4/15/33 (a)(c)	505,750
1,500,000	Bayview Financial Acquisition Trust, Series 2001-CA, Class M3, 4.564% due 8/25/36 (a)(c)	1,497,187
	Bear Stearns Asset-Backed Securities NIM Trust:
72,509	Series 2003-HE1N, Class N1, 6.500% due 8/25/05 (a)	72,561
167,561	Series 2004-FR1N, Class A1, 5.000% due 5/25/34 (a)	166,628
239,010	Series 2004-HE6N, Class A1, 5.250% due 8/25/34 (a)	238,003
	Countrywide Asset-Backed Certificates:
650,000	Series 2004-05, Class M4, 4.564% due 6/25/34 (c)	660,417
236,832	Series 2004-5N, Class N1, 5.500% due 10/25/35 (a)	236,137
161,928	CS First Boston Mortgage Securities Corp., Series 2001-HE12, Class M2, 4.534% due 9/25/31 (c)	162,159
516,580	Green Tree Financial Corp., Series 1997-6, Class A8, 7.070% due 1/15/29	546,357
464,108	Merrill Lynch Mortgage Investors, Inc., Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (a)	460,291
	Novastar Home Equity Loan:
220,000	Series 2003-04, Class M2, 4.939% due 2/25/34 (c)	224,808
490,000	Series 2004-01, Class M4, 4.289% due 6/25/34 (c)	491,467
330,000	Series 2005-2, Class M11, 6.314% due 10/25/35 (c)	296,381
270,000	Option One Mortgage Loan Trust, Series 2004-2, Class M7, 6.814% due 5/25/34	261,216
166,345	Residential Asset Securities Corp., Series 2002-KS2, Class MII2, 4.414% due 4/25/32 (c)	167,541
	Sail Net Interest Margin Notes:
14,737	Series 2003-3, Class A, 7.750% due 4/27/33 (a)	14,765
29,373	Series 2003-13A, Class A, 6.750% due 11/27/33 (a)	29,288
201,479	Series 2004-2A, Class A, 5.500% due 3/27/34 (a)	201,976
203,676	Series 2004-4A, Class A, 5.000% due 4/27/34 (a)	203,824
215,220	Series 2004-11A, Class A2, 4.750% due 1/27/35 (a)	214,955
148,450	Series 2004-11A, Class B, 7.500% due 1/27/35 (a)	146,001

	Total Home Equity	8,558,642

Manufactured Housing — 0.4%
697,166	Mid-State Trust, Series 6, Class A1, 7.340% due 7/1/35	746,095

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Strategic Bond Fund

Face Amount	Security	Value

Other — 0.0%
$ 1,047,263	Varick Structured Asset Fund Ltd., Series 1A, Class B1, 4.590% due 11/1/35 (a)(c)(e)(f)(g)	$10,473

	TOTAL ASSET-BACKED SECURITIES (Cost — $11,286,148)	10,392,120

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.0%
675,000	Commercial Mortgage Asset Trust, Series 1999-C1, Class C, 7.350% due 1/17/32	797,884
803,630	Commercial Mortgage Pass-Through Certificates, Series 2001-J2A, Class A1, 5.447% due 7/16/34 (a)	836,025
359,562	Commercial Mortgage Pass-Through Certificates, Series 2003-FL9, Class E, 4.220% due 11/15/15 (a)(c)	361,513
212,952	FHLMC, Series 1103, Class N, IO, 1,156.500% due 6/15/21	5,856
8,636	FNMA, Series 1989-17, Class E, 10.400% due 4/25/19	9,310
16,539,746	First Union National Bank Commercial Mortgage, Series 2000-C1, Class IO, 0.775% due 5/17/32 (c)	469,592
1,250,000	Merit Securities Corp., Series 11PA, Class B2, 4.820% due 9/28/32 (a)(c)	1,238,972

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $3,518,653)	3,719,152

MORTGAGE-BACKED SECURITIES — 36.0%
FHLMC — 6.7%
	FHLMC, Gold:
1,564	6.000% due 10/1/10	1,618
171,082	7.000% due 7/1/11-8/1/30	181,440
8,250,000	5.000% due 7/1/35 (h)(i)	8,234,531
1,150,000	6.000% due 7/1/35 (h)(i)	1,179,469
3,000,000	6.500% due 7/1/35 (h)(i)	3,105,936

	Total FHLMC	12,702,994

FNMA — 29.3%
	FNMA:
5,000,000	4.000% due 7/1/20 (h)(i)	4,898,440
42,763	6.500% due 2/1/26-3/1/26	44,434
11,132	8.000% due 2/1/31	11,976
6,000,000	4.500% due 7/1/35 (h)(i)	5,868,750
27,500,000	5.000% due 7/1/35 (h)(i)	27,508,580
7,500,000	5.500% due 7/1/35 (h)(i)	7,603,125
6,000,000	6.000% due 7/1/35 (h)(i)	6,151,872
3,500,000	6.500% due 7/1/35 (h)(i)	3,622,500

	Total FNMA	55,709,677

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $67,796,275)	68,412,671

U.S. GOVERNMENT OBLIGATIONS — 15.7%
U.S. Government Obligations — 15.7%
	U.S. Treasury Notes:
2,680,000	3.625% due 1/15/10 (b)	2,668,171
3,800,000	6.500% due 2/15/10 (b)	4,241,902
9,535,000	4.000% due 3/15/10-2/15/14 (b)	9,615,743
3,700,000	3.875% due 5/15/10 (b)	3,722,259
1,000,000	5.750% due 8/15/10 (d)	1,093,243
6,850,000	5.000% due 2/15/11 (b)	7,280,002
1,270,000	4.250% due 11/15/14 (b)	1,300,213

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $29,294,375)	29,921,533

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Strategic Bond Fund

Face Amount	Security	Value
SOVEREIGN BONDS — 10.3%
Argentina — 0.2%
	Republic of Argentina:
$ 100,000	3.010% due 8/3/12	$90,500
227,839	8.280% due 12/31/33	210,011

	Total Argentina	300,511

Brazil — 2.3%
	Federative Republic of Brazil:
100,000	8.875% due 10/14/19	106,150
500,000	10.125% due 5/15/27	578,875
415,000	12.250% due 3/6/30	556,100
150,000	11.000% due 8/17/40	180,300
1,377,415	C Bonds, 8.000% due 4/15/14 (d)	1,410,558
125,000	Collective Action Securities, 10.500% due 7/14/14	148,750
1,412,371	DCB, Series L, 4.313% due 4/15/12 (d)	1,359,849

	Total Brazil	4,340,582

Bulgaria — 0.1%
75,000	Republic of Bulgaria, 8.250% due 1/15/15 (a)	94,594

Colombia — 0.4%
	Republic of Colombia:
200,000	10.000% due 1/23/12	233,500
50,000	10.750% due 1/15/13	61,000
200,000	8.125% due 5/21/24	200,000
75,000	8.375% due 2/15/27	75,937
200,000	10.375% due 1/28/33	239,000

	Total Colombia	809,437

Ecuador — 0.1%
	Republic of Ecuador:
275,000	12.000% due 11/15/12 (a)	262,625
25,000	step bond to yield 11.626% due 8/15/30 (a)	21,063

	Total Ecuador	283,688

Italy — 0.6%
1,000,000	Region of Lombardy, 5.804% due 10/25/32 (d)	1,144,454

Mexico — 1.8%
	United Mexican States:
650,000	6.625% due 3/3/15 (d)	715,975
	MTN:
450,000	6.375% due 1/16/13 (d)	483,075
400,000	8.300% due 8/15/31 (d)	499,000
	Series A:
1,200,000	5.875% due 1/15/14 (d)	1,255,200
125,000	8.000% due 9/24/22	153,437
350,000	7.500% due 4/8/33	405,125

	Total Mexico	3,511,812

Panama — 0.2%
	Republic of Panama:
145,000	9.625% due 2/8/11	173,275

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Strategic Bond Fund

Face Amount	Security	Value

Panama — 0.2% (continued)
$ 235,000	9.375% due 1/16/23	$290,813

	Total Panama	464,088

Peru — 0.4%
	Republic of Peru:
150,000	9.125% due 2/21/12	177,000
200,000	9.875% due 2/6/15	247,850
255,000	PDI, 5.000% due 3/7/17 (c)	244,481

	Total Peru	669,331

Philippines — 0.7%
	Republic of the Philippines:
375,000	8.375% due 3/12/09	398,887
125,000	8.875% due 3/17/15	130,781
325,000	9.875% due 1/15/19	352,203
325,000	10.625% due 3/16/25	364,601

	Total Philippines	1,246,472

Russia — 1.8%
	Russian Federation:
525,000	11.000% due 7/24/18 (a)	784,875
2,425,000	step bond to yield 5.556% due 3/31/30 (a)	2,717,516

	Total Russia	3,502,391

South Africa — 0.1%
150,000	Republic of South Africa, 6.500% due 6/2/14	166,969

Supranational — 0.5%
775,000	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12	869,147

Turkey — 0.5%
	Republic of Turkey:
365,000	11.500% due 1/23/12	467,200
190,000	11.000% due 1/14/13	240,825
125,000	11.875% due 1/15/30	180,781

	Total Turkey	888,806

Ukraine — 0.1%
	Republic of Ukraine:
100,000	6.875% due 3/4/11 (a)	105,500
75,000	7.650% due 6/11/13 (a)	82,875

	Total Ukraine	188,375

Venezuela — 0.5%
	Bolivarian Republic of Venezuela:
200,000	8.500% due 10/8/14	208,100
600,000	Collective Action Securities, 10.750% due 9/19/13 (d)	703,350
100,000	Republic of Venezuela, 9.250% due 9/15/27	105,000

	Total Venezuela	1,016,450

	TOTAL SOVEREIGN BONDS (Cost — $17,063,769)	19,497,107

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Strategic Bond Fund

Shares	Security	Value
ESCROW SHARES (f) — 0.0%
$ 500,000	Breed Technologies, Inc., (e)(g)*	$0
375,000	Imperial Holly Co.*	0
375,000	Pillowtex Corp. (g)	0
211,844	Vlasic Foods International, Inc. (e)(g)	7,669

	TOTAL ESCROW SHARES (Cost — $0)	7,669

COMMON STOCK — 1.1%
CONSUMER DISCRETIONARY — 0.0%

Household Durables — 0.0%
2,998	Mattress Discounters Corp. (e)(f)*	0

INDUSTRIALS — 0.0%

Commercial Services & Supplies — 0.0%
8,621	Continental AFA Dispensing Co. (e)(f)*	47,415

INFORMATION TECHNOLOGY — 0.0%

Computers & Peripherals — 0.0%
2,433	Axiohm Transaction Solutions, Inc. (e)(f)*	0

TELECOMMUNICATION SERVICES — 1.1%

Diversified Telecommunication Services — 1.1%
4,846	Liberty Global, Inc., Class A Shares*	226,170
8,056	NTL, Inc.*	551,192
11,697	SpectraSite, Inc.*	870,608
19,691	Telewest Global, Inc.*	448,561

	TOTAL TELECOMMUNICATION SERVICES	2,096,531

	TOTAL COMMON STOCK (Cost — $1,269,251)	2,143,946

PREFERRED STOCK (e)(f) — 0.0%
FINANCIALS — 0.0%

Diversified Financial Services — 0.0%
	TCR Holdings Corp.:
841	Class B Shares*	1
462	Class C Shares*	0
1,218	Class D Shares*	1
2,521	Class E Shares*	3

	TOTAL PREFERRED STOCK (Cost — $300)	5

CONVERTIBLE PREFERRED STOCK — 0.1%
TELECOMMUNICATION SERVICES — 0.1%

Wireless Telecommunication Services — 0.1%
275	Alamosa Holdings, Inc., Series B (Cost — $78,375)	283,903

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Strategic Bond Fund

Warrants	Security	Value
WARRANTS — 0.0%

Capital Markets — 0.0%
500	Mattress Discounters Co., expires 7/15/07 (e)(f)*	$0
2,521	Pillowtex Corp., expires 11/24/09 (e)(f)*	3
250	Winsloew Furniture, Inc., expires 8/15/07 (e)*	2

	Total Capital Markets	5

Communications Equipment — 0.0%
200	American Tower Corp., Class A Shares, expires 8/1/08 (a)*	59,272
200	Leap Wireless International, Inc., expires 4/15/10 (e)(f)*	0

	Total Communications Equipment	59,272

Diversified Financial Services — 0.0%
803,905	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates) (e)(f)*	1,005

	TOTAL WARRANTS (Cost — $32,371)	60,282

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $181,901,526)	185,687,044

Face Amount
SHORT-TERM INVESTMENTS — 57.1%

Commercial Paper (d) — 23.1%
$5,150,000	Barton Capital LLC, 3.130% due 7/13/05	5,144,627
4,560,000	Blue Ridge Asset, 3.130% due 7/14/05	4,554,846
5,150,000	Chesham Financial LLC, 3.160% due 7/13/05	5,144,575
5,150,000	Concord Minutemen Capital Co., 3.140% due 7/14/05	5,144,160
2,565,000	Daimlerchrysler North America Holdings Corp., 3.310% due 7/14/05	2,561,934
5,150,000	Falcon Asset Securitization, 3.130% due 7/13/05	5,144,627
2,565,000	Four Winds Funding Corp., 3.220% due 7/14/05	2,562,018
4,943,000	Mica Funding LLC, 3.160% due 7/13/05	4,937,793
5,150,000	Nieuw Amsterdam Receivables, 3.140% due 7/13/05	5,144,610
3,650,000	Victory Receivable Corp., 3.140% due 7/13/05	3,646,180

	Total Commercial Paper (Cost — $43,985,370)	43,985,370

Foreign Certificate of Deposit — 2.7%
5,150,000	CS First Boston NY, 3.150% due 7/13/05 (Cost — $5,144,592)	5,144,592

Repurchase Agreements (d) — 11.6%
7,500,000	Interest in $414,454,000 joint tri-party repurchase agreement dated 6/30/05 with Deutsche Bank Securities, Inc., 3.350% due 7/1/05; Proceeds at maturity — $7,500,698; (Fully collateralized by various U.S. government agency obligations, 0.000% to 16.136% due 12/1/05 to 6/15/35; Market value — $7,650,083)	7,500,000
7,500,000	Interest in $599,362,000 joint tri-party repurchase agreement dated 6/30/05 with Merrill Lynch & Co., Inc., 3.350% due 7/1/05; Proceeds at maturity — $7,500,698; (Fully collateralized by various U.S. Treasury obligations and U.S. government agency obligations, 0.000% to 4.625% due 6/16/06 to 1/13/33; Market value — $7,650,007)	7,500,000
6,959,000	Interest in $453,707,000 joint tri-party repurchase agreement dated 6/30/05 with Morgan Stanley, 3.350% due 7/1/05, Proceeds at maturity — $6,959,648; (Fully collateralized by various U.S. government agency obligations 0.000% to 5.800% due 8/25/05 to 2/18/22; Market value — $7,171,589)	6,959,000

	Total Repurchase Agreements (Cost — $21,959,000)	21,959,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Strategic Bond Fund

Shares	Security	Value

Securities Purchased from Securities Lending Collateral — 19.7%
37,529,880	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $37,529,880)	$37,529,880

	TOTAL SHORT-TERM INVESTMENTS (Cost — $108,618,842)	108,618,842

	TOTAL INVESTMENTS — 154.7% (Cost — $290,520,368#)	294,305,886
	Liabilities in Excess of Other Assets — (54.7)%	(104,081,439)

	TOTAL NET ASSETS — 100.0%	$190,224,447

*	Non-income producing security.
#	Aggregate cost for Federal income tax purposes is substantially the same.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(b)	All or a portion of this security is on loan (See Notes 1 and 3).
(c)	Variable rate securities. Coupon rates disclosed are those which are in effect at June 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(d)	Securities with an aggregate market value of $87,739,801 are segregated and/or held as collateral at the broker for mortgage dollar rolls, (“TBA”) and/or open futures contracts commitments.
(e)	Illiquid Security.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(g)	Security is currently in default.
(h)	This security is traded on a “to-be-announced” basis.
(i)	All or a portion of this security is acquired under a mortgage dollar roll agreement.

Abbreviations used in this schedule:
C-Bond	—	Capitalization Bond
DCB	—	Debt Conversion Bond
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
IO	—	Interest Only
MTN	—	Medium-Term Notes
NIM	—	Net Interest Margin
PDI	—	Past Due Interest
REITs	—	Real Estate Investment Trust

See Notes to Financial Statements.

Statements of Assets and Liabilities

June 30, 2005 (unaudited)

	High Yield Bond Fund	Short/ Intermediate U.S. Government Fund	Strategic Bond Fund
ASSETS:
Investments, at cost	$2,432,321,697	$192,792,554	$268,561,368
Repurchase agreements, at cost	126,290,000	9,316,000	21,959,000
Foreign currency, at cost	226,251	—	—

Investments, at value	$2,495,210,952	$194,159,146	$272,346,886
Repurchase agreements, at value	126,290,000	9,316,000	21,959,000
Foreign currency, at value	224,529	—	—
Cash	2,011	891	—
Dividends and interest receivable	43,658,779	633,528	1,942,272
Receivable for securities sold	6,219,366	5,506,119	20,788,506
Receivable for Fund shares sold	4,040,555	191,881	646,804
Unrealized appreciation on swap contracts (Notes 1 and 3)	353,217	—	—
Prepaid expenses	42,952	38,500	42,253
Receivable from broker — variation margin on open futures contracts	—	47,150	—
Unrealized appreciation on forward foreign currency contracts (Notes 1 and 3)	—	—	702,990

Total Assets	2,676,042,361	209,893,215	318,428,711

LIABILITIES:
Payable for loaned securities collateral (Notes 1 and 3)	352,597,031	29,761,551	37,529,880
Payable for securities purchased	15,691,559	61,570,053	88,968,494
Payable for Fund shares repurchased	6,233,573	472,994	893,622
Management fees payable	1,459,040	17,932	116,841
Dividends payable	976,327	73,102	143,790
Distribution fees payable	625,968	48,850	101,293
Transfer agent fees payable	354,922	26,011	43,627
Deferred dollar roll income (Notes 1 and 3)	—	70,647	49,058
Directors’ fees payable	3,275	1,303	1,499
Unrealized depreciation on forward foreign currency contracts (Notes 1 and 3)	—	—	240,771
Due to custodian	—	—	15,314
Administration fees payable	—	4,867	7,789
Accrued expenses	167,034	43,888	92,286

Total Liabilities	378,108,729	92,091,198	128,204,264

Total Net Assets	$2,297,933,632	$117,802,017	$190,224,447

NET ASSETS:
Par value (Note 7)	$272,321	$11,534	$19,441
Paid-in capital in excess of par value	2,345,453,231	119,796,090	190,004,465
Undistributed (overdistributed) net investment income	653,867	(77,432)	(118,201)
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions	(111,672,684)	(3,328,120)	(3,943,807)
Net unrealized appreciation on investments, futures contracts, swap contracts and foreign currencies	63,226,897	1,399,945	4,262,549

Total Net Assets	$2,297,933,632	$117,802,017	$190,224,447

Shares Outstanding:
Class A	202,702,216	4,170,583	7,156,303

Class B	18,251,967	2,838,700	6,517,111

Class C	29,360,139	4,397,624	5,688,962

Class O	14,436,343	126,862	37,457

Class Y	7,570,266	—	40,886

Net Asset Value:
Class A*	$8.43	$10.16	$9.75

Class B (and offering price)	$8.48	$10.20	$9.77

Class C (and offering price)	$8.52	$10.27	$9.84

Class O (offering price and redemption price)	$8.42	$10.19	$9.70

Class Y (offering price and redemption price)	$8.41	—	$9.68

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charges of 4.50%, 2.00% and 4.50%, respectively)	$8.83	$10.37	$10.21

*	Redemption per share is equal to net asset value less any applicable contingent deferred sales charges.

See Notes to Financial Statements.

Statements of Operations

For the Six Months Ended June 30, 2005 (unaudited)

	High Yield Bond Fund	Short/ Intermediate U.S. Government Fund	Strategic Bond Fund
INVESTMENT INCOME:
Interest	$84,857,661	$2,532,060	$5,214,040
Income from securities lending	631,936	27,732	14,620
Dividends	551,910	—	2,578

Total Investment Income	86,041,507	2,559,792	5,231,238

EXPENSES:
Management fees (Note 2)	8,249,579	365,435	712,183
Distribution fees (Note 5)	3,791,557	306,720	625,909
Transfer agent fees (Note 5)	960,954	81,624	116,209
Administration fees (Note 2)	452,703	30,453	47,479
Custody	114,889	14,003	41,958
Shareholder reports (Note 5)	113,056	19,845	24,438
Registration fees	54,434	19,471	23,119
Directors’ fees	28,333	3,002	11,352
Audit and tax	17,000	12,153	19,811
Legal fees	8,048	12,048	7,785
Insurance	1,596	1,656	3,186
Miscellaneous expenses	6,194	1,671	3,168

Total Expenses	13,798,343	868,081	1,636,597
Less: Management fee waiver and expense reimbursement (Note 2)	—	(226,315)	—

Net Expenses	13,798,343	641,766	1,636,597

Net Investment Income	72,243,164	1,918,026	3,594,641

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	17,505,751	(252,325)	840,485
Futures contracts	—	(371,471)	(79,411)
Swap contracts	143,542	—	—
Foreign currency transactions	(46,577)	—	602,058

Net Realized Gain (Loss)	17,602,716	(623,796)	1,363,132

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(60,125,615)	(77,141)	(2,182,735)
Futures contracts	—	59,020	(121,286)
Swap contracts	353,217	—	—
Foreign currencies	(15,575)	—	554,714

Change in Net Unrealized Appreciation/Depreciation	(59,787,973)	(18,121)	(1,749,307)

Net Loss on Investments, Futures Contracts, Swap Contracts and Foreign Currencies	(42,185,257)	(641,917)	(386,175)

Increase in Net Assets From Operations	$30,057,907	$1,276,109	$3,208,466

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005 (unaudited) and the Year Ended December 31, 2004

High Yield Bond Fund	2005	2004
OPERATIONS:
Net investment income	$72,243,164	$134,097,240
Net realized gain	17,602,716	33,043,061
Change in net unrealized appreciation/depreciation	(59,787,973)	37,742,602

Increase in Net Assets From Operations	30,057,907	204,882,903

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(72,942,888)	(131,671,304)

Decrease in Net Assets From Distributions to Shareholders	(72,942,888)	(131,671,304)

FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	359,904,632	666,381,619
Reinvestment of distributions	66,930,573	120,048,515
Cost of shares repurchased	(279,436,615)	(473,229,392)

Increase in Net Assets From Fund Share Transactions	147,398,590	313,200,742

Increase in Net Assets	104,513,609	386,412,341
NET ASSETS:
Beginning of period	2,193,420,023	1,807,007,682

End of period*	$2,297,933,632	$2,193,420,023

*Includes undistributed net investment income of:	$653,867	$1,353,591

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005 (unaudited) and the Year Ended December 31, 2004

Short/Intermediate U.S. Government Fund	2005	2004
OPERATIONS:
Net investment income	$1,918,026	$3,856,079
Net realized loss	(623,796)	(917,222)
Change in net unrealized appreciation/depreciation	(18,121)	(505,494)

Increase in Net Assets From Operations	1,276,109	2,433,363

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(2,043,562)	(4,140,052)

Decrease in Net Assets From Distributions to Shareholders	(2,043,562)	(4,140,052)

FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	30,035,330	52,659,877
Reinvestment of distributions	1,579,639	3,513,542
Cost of shares repurchased	(35,704,963)	(69,443,426)

Decrease in Net Assets From Fund Share Transactions	(4,089,994)	(13,270,007)

Decrease in Net Assets	(4,857,447)	(14,976,696)
NET ASSETS:
Beginning of period	122,659,464	137,636,160

End of period*	$117,802,017	$122,659,464

*Includes undistributed (overdistributed) net investment income of:	$(77,432)	$48,104

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005 (unaudited) and the Year Ended December 31, 2004

Strategic Bond Fund	2005	2004
OPERATIONS:
Net investment income	$3,594,641	$7,863,857
Net realized gain	1,363,132	4,460,364
Change in net unrealized appreciation/depreciation	(1,749,307)	(2,284,165)

Increase in Net Assets From Operations	3,208,466	10,040,056

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(3,767,961)	(8,043,797)

Decrease in Net Assets From Distributions to Shareholders	(3,767,961)	(8,043,797)

FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	24,504,919	51,055,902
Reinvestment of distributions	2,881,736	6,016,516
Cost of shares repurchased	(26,876,516)	(66,333,950)

Increase (Decrease) in Net Assets From Fund Share Transactions	510,139	(9,261,532)

Decrease in Net Assets	(49,356)	(7,265,273)
NET ASSETS:
Beginning of period	190,273,803	197,539,076

End of period*	$190,224,447	$190,273,803

*Includes undistributed (overdistributed) net investment income of:	$(118,201)	$55,119

See Notes to Financial Statements.

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

High Yield Bond Fund
	Class A Shares(1)
	2005(2)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$8.59		$8.29	$7.23	$7.52	$8.10	$9.48

Income (Loss) From Operations:
Net investment income	0.28		0.58	0.59	0.64	0.80	1.00
Net realized and unrealized gain (loss)	(0.16)		0.29	1.07	(0.19)	(0.47)	(1.32)

Total Income (Loss) From Operations	0.12		0.87	1.66	0.45	0.33	(0.32)

Less Distributions From:
Net investment income	(0.28)		(0.57)	(0.60)	(0.64)	(0.79)	(1.00)
Return of capital	—		—	—	(0.10)	(0.12)	(0.06)

Total Distributions	(0.28)		(0.57)	(0.60)	(0.74)	(0.91)	(1.06)

Net Asset Value, End of Period	$8.43		$8.59	$8.29	$7.23	$7.52	$8.10

Total Return(3)	1.48%		11.0%	23.8%	6.4%	4.2%	(3.6)%
Net Assets, End of Period (000s)	$1,707,890		$1,535,433	$1,148,273	$196,733	$102,706	$100,065
Ratios to Average Net Assets:
Expenses	1.17	%(4)	1.20%	1.25%	1.31%	1.28%	1.24%
Net investment income	6.72	(4)	7.02	7.34	8.86	10.14	11.32
Portfolio Turnover Rate	19%		54%	78%	106%	131%	79%

High Yield Bond Fund
	Class B Shares(1)
	2005(2)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$8.65		$8.34	$7.27	$7.55	$8.13	$9.48

Income (Loss) From Operations:
Net investment income	0.25		0.52	0.53	0.59	0.75	0.94
Net realized and unrealized gain (loss)	(0.17)		0.30	1.08	(0.18)	(0.49)	(1.32)

Total Income (Loss) From Operations	0.08		0.82	1.61	0.41	0.26	(0.38)

Less Distributions From:
Net investment income	(0.25)		(0.51)	(0.54)	(0.60)	(0.73)	(0.91)
Return of capital	—		—	—	(0.09)	(0.11)	(0.06)

Total Distributions	(0.25)		(0.51)	(0.54)	(0.69)	(0.84)	(0.97)

Net Asset Value, End of Period	$8.48		$8.65	$8.34	$7.27	$7.55	$8.13

Total Return(3)	1.00%		10.2%	22.9%	5.8%	3.3%	(4.2)%
Net Assets, End of Period (000s)	$154,729		$187,303	$235,293	$194,187	$214,204	$250,003
Ratios to Average Net Assets:
Expenses	1.97	%(4)	1.98%	2.01%	2.07%	2.03%	1.99%
Net investment income	5.91	(4)	6.25	6.74	8.12	9.44	10.56
Portfolio Turnover Rate	19%		54%	78%	106%	131%	79%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

High Yield Bond Fund
	Class C Shares(1)(2)
	2005(3)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$8.68		$8.38	$7.30	$7.59	$8.16	$9.50

Income (Loss) From Operations:
Net investment income	0.26		0.55	0.56	0.61	0.76	0.96
Net realized and unrealized gain (loss)	(0.16)		0.29	1.09	(0.19)	(0.47)	(1.33)

Total Income (Loss) From Operations	0.10		0.84	1.65	0.42	0.29	(0.37)

Less Distributions From:
Net investment income	(0.26)		(0.54)	(0.57)	(0.61)	(0.75)	(0.91)
Return of capital	—		—	—	(0.10)	(0.11)	(0.06)

Total Distributions	(0.26)		(0.54)	(0.57)	(0.71)	(0.86)	(0.97)

Net Asset Value, End of Period	$8.52		$8.68	$8.38	$7.30	$7.59	$8.16

Total Return(4)	1.24%		10.4%	23.4%	5.9%	3.6%	(4.1)%
Net Assets, End of Period (000s)	$250,055		$292,918	$317,704	$128,759	$77,726	$67,938
Ratios to Average Net Assets:
Expenses	1.70	%(5)	1.70%	1.71%	1.80%	1.77%	1.74%
Net investment income	6.19	(5)	6.52	6.93	8.36	9.64	10.82
Portfolio Turnover Rate	19%		54%	78%	106%	131%	79%

(1)	Effective April 29, 2004, Class 2 shares were renamed Class C shares.
(2)	Per share amounts have been calculated using the average shares method.
(3)	For the six months ended June 30, 2005 (unaudited).
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

High Yield Bond Fund
	Class O Shares(1)
	2005(2)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$8.59		$8.29	$7.22	$7.51	$8.10	$9.48

Income (Loss) From Operations:
Net investment income	0.29		0.61	0.62	0.67	0.84	1.03
Net realized and unrealized gain (loss)	(0.16)		0.29	1.08	(0.19)	(0.49)	(1.32)

Total Income (Loss) From Operations	0.13		0.90	1.70	0.48	0.35	(0.29)

Less Distributions From:
Net investment income	(0.30)		(0.60)	(0.63)	(0.67)	(0.82)	(1.02)
Return of capital	—		—	—	(0.10)	(0.12)	(0.07)

Total Distributions	(0.30)		(0.60)	(0.63)	(0.77)	(0.94)	(1.09)

Net Asset Value, End of Period	$8.42		$8.59	$8.29	$7.22	$7.51	$8.10

Total Return (3)	1.55%		11.4%	24.4%	6.9%	4.5%	(3.3)%
Net Assets, End of Period (000s)	$121,560		$117,197	$94,445	$47,874	$24,990	$13,027
Ratios to Average Net Assets:
Expenses	0.82	%(4)	0.84%	0.86%	0.92%	0.87%	0.99%
Net investment income	7.06	(4)	7.37	7.87	9.31	10.54	11.56
Portfolio Turnover Rate	19%		54%	78%	106%	131%	79%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year or period ended December 31, unless otherwise noted:

High Yield Bond Fund
	Class Y Shares(1)
	2005(2)		2004	2003(3)
Net Asset Value, Beginning of Period	$8.58		$8.28	$7.58

Income (Loss) From Operations:
Net investment income	0.29		0.56	0.38
Net realized and unrealized gain (loss)	(0.16)		0.34	0.78

Total Income From Operations	0.13		0.90	1.16

Less Distributions From:
Net investment income	(0.30)		(0.60)	(0.46)

Total Distributions	(0.30)		(0.60)	(0.46)

Net Asset Value, End of Period	$8.41		$8.58	$8.28

Total Return (4)	1.52%		11.4%	15.7%
Net Assets, End of Period (000s)	$63,700		$60,569	$11,293
Ratios to Average Net Assets:
Expenses	0.84	%(5)	0.87%	0.88	%(5)
Net investment income	7.03	(5)	7.23	7.34	(5)
Portfolio Turnover Rate	19%		54%	78%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	For the period April 2, 2003 (inception date) to December 31, 2003.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Short/Intermediate U.S. Government Fund
	Class A Shares(1)
	2005(2)		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$10.22		$10.35	$10.48	$10.14		$9.91	$9.84

Income (Loss) From Operations:
Net investment income	0.17		0.35	0.27	0.36		0.51	0.69
Net realized and unrealized gain (loss)	(0.05)		(0.10)	(0.10)	0.49		0.37	0.06

Total Income From Operations	0.12		0.25	0.17	0.85		0.88	0.75

Less Distributions From:
Net investment income	(0.18)		(0.38)	(0.30)	(0.42)		(0.56)	(0.68)
Net realized gains	—		—	—	(0.00	)(3)	(0.09)	—
Return of capital	—		—	—	(0.09)		—	—

Total Distributions	(0.18)		(0.38)	(0.30)	(0.51)		(0.65)	(0.68)

Net Asset Value, End of Period	$10.16		$10.22	$10.35	$10.48		$10.14	$9.91

Total Return (4)	1.20%		2.5%	1.6%	8.6%		9.1%	7.9%
Net Assets, End of Period (000s)	$42,383		$44,856	$49,222	$52,165		$17,378	$7,773
Ratios to Average Net Assets:
Gross expenses, including interest expense	1.18	%(5)	1.18%	1.14%	1.30%		1.69%	1.60%
Gross expenses, excluding interest expense	1.18(5)		1.18	1.14	1.30		1.47	1.60
Net expenses, including interest expense(6)(7)	0.80(5)		0.80	0.80	0.80		1.07	0.96
Net expenses, excluding interest expense(6)(7)	0.80(5)		0.80	0.80	0.80		0.85	0.84
Net investment income	3.40(5)		3.50	2.60	3.43		5.28	6.99
Portfolio Turnover Rate	38%		83%	86%	14%		176%	51%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Amount represents less than $0.01 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	As a result of voluntary expense limitations, expense ratios, excluding interest expense, will not exceed 0.80%.
(7)	The investment manager has voluntarily waived a portion of its fees.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Short/Intermediate U.S. Government Fund
	Class B Shares(1)
	2005(2)		2004	2003	2002		2001		2000
Net Asset Value, Beginning of Period	$10.26		$10.39	$10.52	$10.18		$9.95		$9.85

Income (Loss) From Operations:
Net investment income	0.16		0.31	0.20	0.28		0.49		0.62
Net realized and unrealized gain (loss)	(0.05)		(0.11)	(0.11)	0.49		0.32		0.07

Total Income From Operations	0.11		0.20	0.09	0.77		0.81		0.69

Less Distributions From:
Net investment income	(0.17)		(0.33)	(0.22)	(0.34)		(0.49)		(0.59)
Net realized gains	—		—	—	(0.00	)(3)	(0.09)		—
Return of capital	—		—	—	(0.09)		—		—

Total Distributions	(0.17)		(0.33)	(0.22)	(0.43)		(0.58)		(0.59)

Net Asset Value, End of Period	$10.20		$10.26	$10.39	$10.52		$10.18		$9.95

Total Return(4)	1.08%		2.0%	0.9%	7.8%		8.3%		7.2%
Net Assets, End of Period (000s)	$28,968		$31,886	$42,442	$46,100		$22,031		$14,832
Ratios to Average Net Assets:
Gross expenses, including interest expense	1.48	%(5)	1.68%	1.94%	2.04%		2.31%		2.37%
Gross expenses, excluding interest expense	1.48	(5)	1.68	1.94	2.04		2.06		2.37
Net expenses, including interest expense(6)	1.05	(5)(7)	1.28 (8)	1.55 (9)	1.56	(9)	1.86	(10)	1.73	(10)
Net expenses, excluding interest expense(6)	1.05	(5)(7)	1.28 (8)	1.55 (9)	1.55	(9)	1.60	(10)	1.60	(10)
Net investment income	3.16	(5)	3.03	1.87	2.71		4.91		6.34
Portfolio Turnover Rate	38%		83%	86%	14%		176%		51%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Amount represents less than $0.01 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	The investment manager has voluntarily waived a portion of its fees.
(7)	As a result of voluntary expense limitations, expense ratios, excluding interest expense, will not exceed 1.05%.
(8)	As a result of voluntary expense limitations, expense ratios, excluding interest expense, will not exceed 1.55% for January 31 through May 31, 2004 and 1.05% from June 1 through December 31, 2004.
(9)	As a result of voluntary expense limitations, expense ratios, excluding interest expenses, will not exceed 1.55%.
(10)	As a result of voluntary expense limitations, expense ratios, excluding interest expense, will not exceed 1.60%.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Short/Intermediate U.S. Government Fund
	Class C Shares(1)(2)
	2005(3)		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$10.33		$10.46	$10.59	$10.24		$9.98	$9.86

Income (Loss) From Operations:
Net investment income	0.15		0.31	0.22	0.31		0.48	0.65
Net realized and unrealized gain (loss)	(0.05)		(0.10)	(0.10)	0.50		0.37	0.06

Total Income From Operations	0.10		0.21	0.12	0.81		0.85	0.71

Less Distributions From:
Net investment income	(0.16)		(0.34)	(0.25)	(0.37)		(0.50)	(0.59)
Net realized gains	—		—	—	(0.00	)(4)	(0.09)	—
Return of capital	—		—	—	(0.09)		—	—

Total Distributions	(0.16)		(0.34)	(0.25)	(0.46)		(0.59)	(0.59)

Net Asset Value, End of Period	$10.27		$10.33	$10.46	$10.59		$10.24	$9.98

Total Return(5)	0.96%		2.0%	1.1%	8.1%		8.7%	7.4%
Net Assets, End of Period (000s)	$45,158		$44,738	$44,715	$42,025		$15,546	$4,193
Ratios to Average Net Assets:
Gross expenses, including interest expense	1.63	%(6)	1.65%	1.65%	1.74%		2.00%	2.12%
Gross expenses, excluding interest expense	1.63	(6)	1.65	1.65	1.74		1.80	2.12
Net expenses, including interest expense(7)(8)	1.30	(6)	1.30	1.30	1.31		1.55	1.48
Net expenses, excluding interest expense(7)(8)	1.30	(6)	1.30	1.30	1.30		1.35	1.35
Net investment income	2.90	(6)	3.00	2.08	2.98		4.67	6.61
Portfolio Turnover Rate	38%		83%	86%	14%		176%	51%

(1)	Effective April 29, 2004, Class 2 shares were renamed Class C shares.
(2)	Per share amounts have been calculated using the average shares method.
(3)	For the six months ended June 30, 2005 (unaudited).
(4)	Amount represents less than $0.01 per share.
(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(6)	Annualized.
(7)	The investment manager has voluntarily waived a portion of its fees.
(8)	As a result of voluntary expense limitations, expense ratios, excluding interest expense, will not exceed 1.30%.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Short/Intermediate U.S. Government Fund
	Class O Shares(1)
	2005(2)		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$10.25		$10.38	$10.51	$10.16		$9.94	$9.85

Income (Loss) From Operations:
Net investment income	0.18		0.38	0.29	0.38		0.57	0.72
Net realized and unrealized gain (loss)	(0.05)		(0.10)	(0.10)	0.51		0.33	0.08

Total Income From Operations	0.13		0.28	0.19	0.89		0.90	0.80

Less Distributions From:
Net investment income	(0.19)		(0.41)	(0.32)	(0.43)		(0.59)	(0.71)
Net realized gains	—		—	—	(0.00	)(3)	(0.09)	—
Return of capital	—		—	—	(0.11)		—	—

Total Distributions	(0.19)		(0.41)	(0.32)	(0.54)		(0.68)	(0.71)

Net Asset Value, End of Period	$10.19		$10.25	$10.38	$10.51		$10.16	$9.94

Total Return (4)	1.33%		2.8%	1.9%	9.0%		9.3%	8.5%
Net Assets, End of Period (000s)	$1,293		$1,179	$1,257	$2,914		$1,016	$445
Ratios to Average Net Assets:
Gross expenses, including interest expense	1.05	%(5)	1.03%	0.87%	0.96%		1.30%	1.36%
Gross expenses, excluding interest expense	1.05	(5)	1.03	0.87	0.96		1.06	1.36
Net expenses, including interest expense (6)(7)	0.55	(5)	0.55	0.55	0.56		0.84	0.72
Net expenses, excluding interest expense (6)(7)	0.55	(5)	0.55	0.55	0.55		0.60	0.60
Net investment income	3.65	(5)	3.75	2.80	3.68		5.71	7.37
Portfolio Turnover Rate	38%		83%	86%	14%		176%	51%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Amount represents less than $0.01 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	The investment manager has voluntarily waived a portion of its fees.
(7)	As a result of voluntary expense limitations, expense ratios, excluding interest expense, will not exceed 0.55%.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Strategic Bond Fund
	Class A Shares(1)
	2005(2)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$9.77		$9.66	$8.97	$8.85	$9.13	$9.81

Income (Loss) From Operations:
Net investment income	0.20		0.43	0.45	0.53	0.76	0.91
Net realized and unrealized gain (loss)	(0.01)		0.13	0.69	0.31	(0.21)	(0.74)

Total Income From Operations	0.19		0.56	1.14	0.84	0.55	0.17

Less Distributions From:
Net investment income	(0.21)		(0.45)	(0.45)	(0.52)	(0.76)	(0.85)
Return of capital	—		—	—	(0.20)	(0.07)	(0.00	)(3)

Total Distributions	(0.21)		(0.45)	(0.45)	(0.72)	(0.83)	(0.85)

Net Asset Value, End of Period	$9.75		$9.77	$9.66	$8.97	$8.85	$9.13

Total Return(4)	1.95%		5.9%	13.0%	9.9%	6.2%	1.8%
Net Assets, End of Period (000s)	$69,795		$60,739	$48,318	$29,385	$19,501	$15,871
Ratios to Average Net Assets:
Gross expenses, including interest expense	1.33	%(5)	1.36%	1.36%	1.44%	1.52%	1.39%
Gross expenses, excluding interest expense	1.33	(5)	1.36	1.36	1.44	1.49	1.39
Net expenses, including interest expense	1.33	(5)	1.36	1.36	1.44	1.40 (6)	1.24	(6)
Net expenses, excluding interest expense	1.33	(5)	1.36	1.36	1.44	1.38(6)	1.24	(6)
Net investment income	4.1	8(5)	4.49	4.69	6.03	8.42	9.61
Portfolio Turnover Rate	80%		86%	78%	63%	73%	84%

Strategic Bond Fund
	Class B Shares(1)
	2005(2)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$9.80		$9.67	$8.98	$8.87	$9.14	$9.81

Income (Loss) From Operations:
Net investment income	0.17		0.36	0.38	0.47	0.71	0.84
Net realized and unrealized gain (loss)	(0.02)		0.14	0.69	0.30	(0.21)	(0.74)

Total Income From Operations	0.15		0.50	1.07	0.77	0.50	0.10

Less Distributions From:
Net investment income	(0.18)		(0.37)	(0.38)	(0.48)	(0.71)	(0.77)
Return of capital	—		—	—	(0.18)	(0.06)	(0.00	)(3)

Total Distributions	(0.18)		(0.37)	(0.38)	(0.66)	(0.77)	(0.77)

Net Asset Value, End of Period	$9.77		$9.80	$9.67	$8.98	$8.87	$9.14

Total Return(4)	1.51%		5.3%	12.2%	9.1%	5.6%	1.0%
Net Assets, End of Period (000s)	$63,687		$68,873	$87,794	$93,877	$68,781	$65,645
Ratios to Average Net Assets:
Gross expenses, including interest expense	2.06	%(5)	2.05%	2.07%	2.10%	2.09%	2.13%
Gross expenses, excluding interest expense	2.06	(5)	2.05	2.07	2.10	2.06	2.13
Net expenses, including interest expense	2.06	(5)	2.05	2.07	2.10	2.06 (6)	1.99	(6)
Net expenses, excluding interest expense	2.06	(5)	2.05	2.07	2.10	2.03 (6)	1.99	(6)
Net investment income	3.45	(5)	3.79	4.01	5.36	7.79	8.84
Portfolio Turnover Rate	80%		86%	78%	63%	73%	84%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Amount represents less than $0.01 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	The investment manager has voluntarily waived a portion of its fees.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Strategic Bond Fund
	Class C Shares(1)(2)
	2005(3)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$9.87		$9.74	$9.05	$8.93	$9.19	$9.84

Income (Loss) From Operations:
Net investment income	0.18		0.39	0.40	0.49	0.73	0.87
Net realized and unrealized gain (loss)	(0.02)		0.14	0.70	0.32	(0.20)	(0.75)

Total Income From Operations	0.16		0.53	1.10	0.81	0.53	0.12

Less Distributions From:
Net investment income	(0.19)		(0.40)	(0.41)	(0.50)	(0.73)	(0.77)
Return of capital	—		—	—	(0.19)	(0.06)	(0.00	)(4)

Total Distributions	(0.19)		(0.40)	(0.41)	(0.69)	(0.79)	(0.77)

Net Asset Value, End of Period	$9.84		$9.87	$9.74	$9.05	$8.93	$9.19

Total Return(5)	1.64%		5.6%	12.4%	9.5%	5.9%	1.2%
Net Assets, End of Period (000s)	$55,983		$60,061	$60,747	$53,358	$30,438	$20,152
Ratios to Average Net Assets:
Gross expenses, including interest expense	1.80	%(6)	1.80%	1.82%	1.87%	1.83%	1.89%
Gross expenses, excluding interest expense	1.80	(6)	1.80	1.82	1.87	1.80	1.89
Net expenses, including interest expense	1.80	(6)	1.80	1.82	1.87	1.77 (7)	1.74(7)
Net expenses, excluding interest expense	1.80(6)		1.80	1.82	1.87	1.77(7)	1.74
Net investment income	3.71		4.04	4.23	5.48	7.97	9.11
Portfolio Turnover Rate	80%		86%	78%	63%	73%	84%

(1)	Effective April 29, 2004, Class 2 shares were renamed Class C shares.
(2)	Per share amounts have been calculated using the average shares method.
(3)	For the six months ended June 30, 2005 (unaudited).
(4)	Amount represents less than $0.01 per share.
(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(6)	Annualized.
(7)	The investment manager has voluntarily waived a portion of its fees.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Strategic Bond Fund
	Class O Shares(1)
	2005(2)			2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period		$9.73		$9.61	$8.93	$8.84	$9.12	$9.80

Income (Loss) From Operations:
Net investment income		0.22		0.45	0.46	0.56	0.80	0.94
Net realized and unrealized gain (loss)		(0.02)		0.14	0.69	0.29	(0.21)	(0.74)

Total Income From Operations		0.20		0.59	1.15	0.85	0.59	0.20

Less Distributions From:
Net investment income		(0.23)		(0.47)	(0.47)	(0.55)	(0.80)	(0.88)
Return of capital		—		—	—	(0.21)	(0.07)	(0.00	)(3)

Total Distributions		(0.23)		(0.47)	(0.47)	(0.76)	(0.87)	(0.88)

Net Asset Value, End of Period		$9.70		$9.73	$9.61	$8.93	$8.84	$9.12

Total Return (4)		2.04%		6.3%	13.2%	10.1%	6.7%	2.1%
Net Assets, End of Period (000s)		$363		$360	$674	$532	$679	$569
Ratios to Average Net Assets:
Gross expenses, including interest expense	0.	97	%(5)	1.11%	1.11%	1.23%	1.05%	1.14%
Gross expenses, excluding interest expense		0.97	(5)	1.11	1.11	1.23	1.02	1.14
Net expenses, including interest expense		0.97	(5)	1.11	1.11	1.23	1.04 (6)	0.99	(6)
Net expenses, excluding interest expense		0.97	(5)	1.11	1.11	1.23	1.01 (6)	0.99
Net investment income		4.53	(5)	4.70	4.97	6.27	8.82	9.85
Portfolio Turnover Rate		80%		86%	78%	63%	73%	84%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Amount represents less than $0.01 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	The investment manager has voluntarily waived a portion of its fees.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year or period ended December 31, unless otherwise noted:

Strategic Bond Fund
	Class Y Shares(1)
	2005(2)		2004	2003(3)
Net Asset Value, Beginning of Period	$9.70		$9.59	$9.36

Income (Loss) From Operations:
Net investment income	0.21		0.43	0.13
Net realized and unrealized gain (loss)	(0.01)		0.12	0.23

Total Income From Operations	0.20		0.55	0.36

Less Distributions From:
Net investment income	(0.22)		(0.44)	(0.13)

Total Distributions	(0.22)		(0.44)	(0.13)

Net Asset Value, End of Period	$9.68		$9.70	$9.59

Total Return(4)	2.09%		6.0%	3.9%
Net Assets, End of Period (000s)	$396		$240	$6
Ratios to Average Net Assets:
Expenses	0.96	%(5)	1.25%	1.08	%(5)
Net investment income	4.47	(5)	4.55	4.55	(5)
Portfolio Turnover Rate	80%		86%	78%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	For the period September 10, 2003 (inception date) to December 31, 2003.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.

See Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Investment Series (“Investment Series”) consists of certain funds of Salomon Brothers Series Funds Inc., (“Series Fund”), Salomon Brothers Investors Value Fund Inc. and Salomon Brothers Capital Fund Inc.

Salomon Brothers High Yield Bond Fund (“High Yield Bond Fund”), Salomon Brothers Short/Intermediate U.S. Government Fund (“Short/Intermediate U.S. Government Fund”) and Salomon Brothers Strategic Bond Fund (“Strategic Bond Fund”) (the “Funds”) are separate investment funds of the Series Fund, an open-end management investment company, incorporated in Maryland on April 17, 1990.

The following are significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a)  Investment Valuation.    Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset values, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b)  Repurchase Agreements.    When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c)  Financial Futures Contracts.    The Funds may enter into financial futures contracts typically to hedge a portion of the portfolios. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d)  Forward Foreign Currency Contracts.    The Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a

Notes to Financial Statements

(unaudited) (continued)

currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e)  Credit Default Swaps.    The Funds may enter into credit default swap contracts (“swaps”) for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, the Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gain.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized loss.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Fund’s Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into Credit Default Swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

(f)  Lending of Portfolio Securities.    The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as securities lending income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

The Funds maintain exposure for the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Notes to Financial Statements

(unaudited) (continued)

(g)  Mortgage Dollar Rolls.    The Short/Intermediate U.S. Government Fund and Strategic Bond Fund may enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Funds’ use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

(h)  Securities Traded on a To-Be-Announced Basis.    The Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(i)  Loan Participations.    The High Yield Bond Fund and Strategic Bond Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Funds’ investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Funds will assume the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Funds and the borrower. In the event of the insolvency of the lender selling the participation, the Funds may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(j)  Credit and Market Risk.    The High Yield Bond Fund and Strategic Bond Fund invest in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Funds’ investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(k)  Other Risk.    Consistent with their investment objectives, certain Funds may invest in instruments whose values and interest rates may be linked to foreign currencies, interest rates, indices or some other financial indicators. The value at maturity or interest rates for these instruments will increase or decrease according to the changes in the indicator to which it is indexed. These securities are generally more volatile in nature and the risk of loss of principal is greater.

(l)  Security Transactions and Investment Income.    Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is

Notes to Financial Statements

(unaudited) (continued)

recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(m)  Foreign Currency Translation.    Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(n)  Distributions to Shareholders.    Distributions from net investment income on the shares of each of the Funds are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(o)  Class Accounting.    Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(p)  Expenses.    Direct expenses are charged to the Fund; general expenses of the Investment Series are allocated to the Funds based on each Fund’s relative net assets.

(q)  Federal and Other Taxes.    It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(r)  Reclassification.    GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Management Agreement and Other Transactions with Affiliates

Each Fund retains Salomon Brothers Asset Management Inc (“SBAM”), an indirect, wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), to act as investment manager of each Fund, subject to the supervision by the Board of Directors of each Fund. SBAM furnishes the Investment Series with office space and certain services and facilities required for conducting the business

Notes to Financial Statements

(unaudited) (continued)

of the Investment Series and pays the compensation of its officers. The management fee for these services for each Fund is based on the following annual rates of each Fund’s respective average daily net assets: 0.75% for the High Yield Bond Fund through May 31, 2005, 0.60% for the Short/Intermediate U.S. Government Fund and 0.75% for the Strategic Bond Fund. Citigroup Asset Management Limited (“CAM Limited”), an affiliate of SBAM, provides certain advisory services to SBAM for the benefit of the Salomon Brothers Strategic Bond Fund. CAM Limited is compensated by SBAM at no additional expense to the Strategic Bond Fund. These fees are calculated daily and paid monthly.

Effective June 1, 2005, an amendment to the management contract was incorporated for the High Yield Bond Fund and SBAM. The services provided under the existing administration agreement were combined into the High Yield Bond Fund’s Management contract resulting in breakpoints and a combined management and administration fee. The new management fee is calculated daily and payable monthly in accordance with the following break point schedule:

Average Daily Net Assets:	Annual Rate
Up to $1 Billion	0.800%
Next $1 Billion	0.775%
Next $3 Billion	0.750%
Over $5 Billion	0.700%

Smith Barney Fund Management LLC (“SBFM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Funds’ administrator. As compensation for its services, the Funds pay SBFM an administration fee calculated at the annual rate of 0.05% of each Fund’s respective average daily net assets. This fee is calculated daily and paid monthly. Effective June 1, 2005 the Administration Agreement with the High Yield Bond Fund and SBFM was terminated.

During the six months ended June 30, 2005, the Short/Intermediate U.S. Government Fund’s Class A, B, C and O shares had voluntary expense limitations in place of 0.80%, 1.05%, 1.30% and 0.55%, respectively, resulting in waived management fees and expense reimbursements of $200,989 and $25,326, respectively.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Funds’ distributor.

There is a maximum initial sales charge of 4.50%, 2.00% and 4.50% for Class A shares of High Yield Bond Fund, Short/Intermediate U.S. Government Fund and Strategic Bond Fund, respectively. There is a contingent deferred sales charge (“CDSC”) of 2.00% on Class B shares of Short/Intermediate U.S. Government Fund, which applies if redemption occurs within one year from purchase payment. This CDSC declines to, 1.75% in the second year, 1.50% in the third year, 1.25% in the fourth year, 1.00% in the fifth year and no CDSC incurred after five years. There is also a CDSC of 4.00% on Class B shares of High Yield Bond Fund and Strategic Bond Fund, which applies if redemption occurs within one year from purchase payment. This CDSC declines to 3.00% in the second year, 2.00% in the third year, 1.00% in the fourth year and fifth year, and no CDSC thereafter. Class C shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment (except Class C shares of the Short/Intermediate U.S. Government Fund, which are not subject to a deferred sales charge). In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with the current holdings of Class A shares, equal or exceed $1,000,000, $500,000 and $1,000,000 in the aggregate for the High Yield Bond Fund, Short/Intermediate U.S. Government Fund and Strategic Bond Fund, respectively.

During the six months ended June 30, 2005, sales charges received by CGM and CDSCs paid to CGM were:

	Sales Charges	CDSCs
	Class A	Class A	Class B	Class C
High Yield Bond Fund	$197,899	$4,866	$302,524	$26,620
Short/Intermediate U.S. Government Fund	1,588	1,991	42,418	6
Strategic Bond Fund	73,340	—	68,959	4,513

Notes to Financial Statements

(unaudited) (continued)

During the six months ended June 30, 2005, CGM and its affiliates did not receive any brokerage commissions from the High Yield Bond Fund, the Short/Intermediate U.S. Government Fund or the Strategic Bond Fund.

All officers and one director of the Investment Series are employees of Citigroup or its affiliates and do not receive compensation from the Company.

3. Investments

During the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and mortgage dollar rolls) and U.S. Government Agencies & Obligations were as follows:

	Investments		U.S. Government Agencies & Obligations
	Purchases	Sales	Purchases	Sales
High Yield Bond Fund	$502,070,930	$393,629,593	—	—
Short/Intermediate U.S. Government Fund	—	—	$48,658,444	$41,039,724
Strategic Bond Fund	32,808,352	58,764,456	114,930,773	90,118,251

At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
High Yield Bond Fund	$131,944,222	$(69,054,967)	$62,889,255
Short/Intermediate U.S. Government Fund	1,725,210	(358,618)	1,366,592
Strategic Bond Fund	8,274,446	(4,488,928)	3,785,518

At June 30, 2005, the Short/Intermediate U.S. Government Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 5 Year Notes	174	9/05	$18,955,858	$18,946,969	$(8,889)
U.S. Treasury 10 Year Notes	94	9/05	10,645,840	10,666,062	20,222

Total Contracts to Buy					11,333

Contracts to Sell:
U.S. Treasury 2 Year Notes	156	9/05	$32,421,270	$32,399,250	22,020

Net unrealized gain on open futures contracts					$33,353

At June 30, 2005, the Strategic Bond Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury 2 Year Notes	88	9/05	$18,291,312	$18,276,500	$14,812

Notes to Financial Statements

(unaudited) (continued)

At June 30, 2005, the Strategic Bond Fund had the following open forward foreign currency contracts as described below. The unrealized gain on the contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Euro	12,717,129	$15,397,101	7/22/05	$(240,771)
Contracts to Sell:
Euro	12,600,000	15,255,288	7/22/05	702,990

Net unrealized gain on open forward foreign currency contracts				$462,219

At June 30, 2005, the High Yield Bond Fund held the following credit default swap contract:

Swap Counterparty:	Morgan Stanley & Co. International Ltd.
Effective Date:	March 17, 2005
Reference Entity:	Federative Republic of Brazil
Notional Amount:	$13,000,000
Termination Date:	March 20, 2010
Unrealized Appreciation as of June 30, 2005	$353,217

At June 30, 2005, High Yield Bond Fund, Short/Intermediate U.S. Government Fund and Strategic Bond Fund loaned securities having a market value of $344,749,558, $29,201,649 and $36,840,078, respectively, and received cash collateral amounting to $352,597,031, $29,761,551 and $37,529,880 which were invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund registered under the 1940 Act.

The average monthly balance of dollar rolls outstanding for Short/Intermediate U.S. Government Fund and Strategic Bond Fund during the six months ended June 30, 2005 was approximately $52,311,116 and $61,311,658, respectively.

At June 30, 2005, Short/Intermediate U.S. Government Fund and Strategic Bond Fund had outstanding mortgage dollar rolls with a total cost of $55,195,703 and $67,568,161, respectively. Counterparties with mortgage dollar rolls outstanding in excess of 10% of total net assets at June 30, 2005 for Short/Intermediate U.S. Government Fund included Bear Stearns & Co., Inc. ($26,066,527) and First Clearing LLC ($23,834,556) and for Strategic Bond Fund included Bear Stearns & Co., Inc. ($25,287,839) and Lehman Brothers Inc. ($25,500,052).

For the six months ended June 30, 2005, Short/Intermediate U.S. Government Fund and Strategic Bond Fund recorded interest income of $556,326 and $595,428, respectively, related to such transactions.

At June 30, 2005, High Yield Bond Fund held loan participations with a total cost of $1,443,022 and a total market value of $1,504,633.

4. Line of Credit

The High Yield Bond Fund and Strategic Bond Fund, along with other affiliated funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $150 million. Effective July 29, 2005, the Funds, along with other affiliated funds increased the line of credit to $250 million. Interest on borrowing, if any, is charged to the specific Fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2005, the commitment fee allocated to the High Yield Bond Fund and Strategic Bond Fund was $13,714 and $1,581, respectively. There have been no borrowings since the line of credit was established.

Notes to Financial Statements

(unaudited) (continued)

5. Class Specific Expenses

Pursuant to a Distribution Plan, each Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. High Yield Bond Fund and Strategic Bond Fund also pay a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% and 0.50%, respectively, of the average daily net assets of each class. Short/Intermediate U.S. Government Fund also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.25% and 0.50%, respectively, of the average daily net assets of each class. For the six months ended June 30, 2005, total Distribution fees, which are accrued daily and paid monthly, were as follows:

	Class A	Class B	Class C
High Yield Bond Fund	$1,966,279	$841,912	$983,366
Short/Intermediate U.S. Government Fund	54,344	73,865	178,511
Strategic Bond Fund	82,720	327,143	216,046

For the six months ended June 30, 2005, total Transfer Agent fees were as follows:

	Class A	Class B	Class C	Class O	Class Y
High Yield Bond Fund	$693,231	$113,365	$145,731	$1,035	$7,592
Short/Intermediate U.S. Government Fund	31,382	25,862	22,752	1,628	—
Strategic Bond Fund	42,466	39,772	33,883	86	2

For the six months ended June 30, 2005, total Shareholder Report expenses were as follows:

	Class A	Class B	Class C	Class O	Class Y
High Yield Bond Fund	$73,651	$12,719	$25,911	$15	$760
Short/Intermediate U.S. Government Fund	6,455	7,216	6,023	151	—
Strategic Bond Fund	10,603	7,553	6,198	6	78

6. Distributions to Shareholders by Class

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
High Yield Bond Fund:
Net Investment Income
Class A	$53,270,317	$91,894,174
Class B	5,066,759	12,206,258
Class C	8,201,713	18,695,672
Class O	4,215,340	7,035,092
Class Y	2,188,759	1,840,108

Total	$72,942,888	$131,671,304

Short/Intermediate U.S. Government Fund:
Net Investment Income
Class A	$784,450	$1,563,748
Class B	496,940	1,180,838
Class C	739,323	1,344,807
Class O	22,849	50,659

Total	$2,043,562	$4,140,052

Notes to Financial Statements

(unaudited) (continued)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Strategic Bond Fund:
Net Investment Income
Class A	$1,433,031	$2,616,929
Class B	1,195,468	2,918,587
Class C	1,123,210	2,481,006
Class O	8,376	20,509
Class Y	7,876	6,766

Total	$3,767,961	$8,043,797

7. Capital Shares

At June 30, 2005, the Series Fund had 10 billion shares of authorized capital stock, with par value of $0.001 per share.

Transactions in Fund shares for the periods indicated were as follows:

	High Yield Bond Fund
	Six Months Ended June 30, 2005		Year Ended December 31, 2004
	Shares	Amount	Shares	Amount
Class A
Shares sold	36,294,556	$306,053,858	60,361,452	$500,474,723
Shares issued on reinvestment	5,955,388	49,990,586	10,340,130	85,679,781
Shares repurchased	(18,271,402)	(153,856,018)	(30,455,757)	(252,436,053)

Net Increase	23,978,542	$202,188,426	40,245,825	$333,718,451

Class B
Shares sold	435,522	$3,691,378	1,272,389	$10,654,924
Shares issued on reinvestment	428,429	3,621,340	1,076,590	8,963,220
Shares repurchased	(4,277,415)	(36,051,208)	(8,881,761)	(73,553,118)

Net Decrease	(3,413,464)	$(28,738,490)	(6,532,782)	$(53,934,974)

Class C†
Shares sold	2,930,447	$24,927,462	8,078,149	$67,963,145
Shares issued on reinvestment	815,434	6,925,579	1,977,427	16,544,426
Shares repurchased	(8,116,396)	(69,007,882)	(14,217,490)	(117,960,264)

Net Decrease	(4,370,515)	$(37,154,841)	(4,161,914)	$(33,452,693)

Class O
Shares sold	2,066,502	$17,463,384	4,353,498	$36,294,024
Shares issued on reinvestment	501,873	4,209,863	847,729	7,025,780
Shares repurchased	(1,780,207)	(14,893,708)	(2,946,239)	(24,272,735)

Net Increase	788,168	$6,779,539	2,254,988	$19,047,069

Class Y
Shares sold	924,834	$7,768,550	6,082,313	$50,994,803
Shares issued on reinvestment	260,490	2,183,205	220,266	1,835,308
Shares repurchased	(674,549)	(5,627,799)	(606,575)	(5,007,222)

Net Increase	510,775	$4,323,956	5,696,004	$47,822,889

Notes to Financial Statements

(unaudited) (continued)

	Short/Intermediate U.S. Government Fund
	Six Months Ended June 30, 2005		Year Ended December 31, 2004
	Shares	Amount	Shares	Amount
Class A
Shares sold	727,881	$7,400,163	2,512,256	$25,796,106
Shares issued on reinvestment	62,292	631,125	133,815	1,370,666
Shares repurchased	(1,008,385)	(10,221,616)	(3,014,208)	(30,924,566)

Net Decrease	(218,212)	$(2,190,328)	(368,137)	$(3,757,794)

Class B
Shares sold	170,639	$1,734,979	232,595	$2,391,193
Shares issued on reinvestment	42,881	436,264	100,694	1,034,759
Shares repurchased	(481,827)	(4,904,261)	(1,313,179)	(13,489,659)

Net Decrease	(268,307)	$(2,733,018)	(979,890)	$(10,063,707)

Class C†
Shares sold	2,029,549	$20,781,907	2,344,113	$24,278,930
Shares issued on reinvestment	47,915	490,444	102,495	1,059,970
Shares repurchased	(2,011,985)	(20,558,760)	(2,391,757)	(24,725,026)

Net Increase	65,479	$713,591	54,851	$613,874

Class O
Shares sold	11,660	$118,281	18,987	$193,648
Shares issued on reinvestment	2,146	21,806	4,692	48,147
Shares repurchased	(2,009)	(20,326)	(29,766)	(304,175)

Net Increase (Decrease)	11,797	$119,761	(6,087)	$(62,380)

	Strategic Bond Fund
	Six Months Ended June 30, 2005		Year Ended December 31, 2004
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,795,038	$17,472,292	3,409,060	$32,741,483
Shares issued on reinvestment	113,445	1,100,353	192,873	1,857,848
Shares repurchased	(966,215)	(9,361,786)	(2,391,345)	(22,847,498)

Net Increase	942,268	$9,210,859	1,210,588	$11,751,833

Class B
Shares sold	277,573	$2,699,546	626,641	$6,052,851
Shares issued on reinvestment	91,214	886,879	224,107	2,161,118
Shares repurchased	(881,821)	(8,565,532)	(2,900,258)	(27,798,861)

Net Decrease	(513,034)	$(4,979,107)	(2,049,510)	$(19,584,892)

Class C†
Shares sold	416,287	$4,077,863	1,237,160	$12,031,472
Shares issued on reinvestment	90,076	882,085	203,982	1,981,448
Shares repurchased	(905,643)	(8,840,446)	(1,590,431)	(15,352,438)

Net Decrease	(399,280)	$(3,880,498)	(149,289)	$(1,339,518)

Notes to Financial Statements

(unaudited) (continued)

	Strategic Bond Fund
	Six Months Ended June 30, 2005		Year Ended December 31, 2004
	Shares	Amount	Shares	Amount
Class O
Shares sold	7	$70	278	$2,647
Shares issued on reinvestment	470	4,543	973	9,335
Shares repurchased	(8)	(83)	(34,424)	(328,583)

Net Increase (Decrease)	469	$4,530	(33,173)	$(316,601)

Class Y
Shares sold	26,637	$255,148	24,123	$227,449
Shares issued on reinvestment	819	7,876	707	6,767
Shares repurchased	(11,354)	(108,669)	(687)	(6,570)

Net Increase	16,102	$154,355	24,143	$227,646

†	On April 29, 2004, Class 2 shares were renamed Class C shares.

8. Capital Loss Carryforward

On December 31, 2004, High Yield Bond Fund had a net capital loss carryfoward of $127,335,575, of which $29,189,932 expires in 2007, $63,118,398 expires in 2009 and $35,027,245 expires in 2010. Short/Intermediate U.S. Government Fund had a net capital loss carryfoward of $2,525,597, of which $457,813 expires in 2006, $207,313 expires in 2007, $39,501 expires in 2009, $43,014 expires in 2010, $256,139 expires in 2011 and $1,521,817 expires in 2012. Strategic Bond Fund had a net capital loss carryfoward of $4,684,175 all of which expires in 2010.

9. Change in Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP has resigned as the independent registered public accounting firm for the Fund effective June 17, 2005. The Fund’s Audit Committee has approved the engagement of KPMG LLP as the Fund’s new independent registered public accounting firm for the fiscal year ending December 31, 2005. A majority of the Fund’s Board of Directors, including a majority of the independent Directors, approved the appointment of KPMG LLP.

The reports of PricewaterhouseCoopers LLP on the Fund’s financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. There have been no disagreements with PricewaterhouseCoopers LLP during the Fund’s two most recent fiscal years and any subsequent interim period on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the financial statements for such years.

10. Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors

Notes to Financial Statements

(unaudited) (continued)

Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

The Funds did not implement the transfer agent arrangement described above and therefore will not receive any portion of the distributions.

11. Legal Matters

Beginning in June, 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

Notes to Financial Statements

(unaudited) (continued)

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

12. Other Matters

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBAM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Funds.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the 1940 Act, consummation of the transaction will result in the automatic termination of the investment management contract between the Funds and the Manager. Therefore, the Funds’ Board of Directors will be asked to approve a new investment management contract between the Funds and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Funds for their approval. Subsequently, on August 12, 2005, the Board approved the new management contracts between the Funds and the Manager.

13. Subsequent Event

On July 26, 2005, the Board approved a new management fee effective October 1, 2005 for the Short/Intermediate U.S. Government Fund and the Strategic Bond Fund. The new management fees will be calculated daily and paid monthly at the annual rate of each Funds’ average daily net assets as follows:

Short/Intermediate U.S. Government Fund:

Average Daily Net Assets	Annual Rate
First $1 BB	0.550%
Next $1 BB	0.525
Next $3 BB	0.500
Next $5 BB	0.475
Over $10 BB	0.460

Notes to Financial Statements

(unaudited) (continued)

Strategic Bond Fund:

Average Daily Net Assets	Annual Rate
First $1 BB	0.650%
Next $1 BB	0.625
Next $3 BB	0.600
Next $5 BB	0.575
Over $10 BB	0.550

The Board of Directors also terminated the administration agreement with SBFM for the Short/Intermediate U.S. Government Fund and the Strategic Bond Fund.

Salomon Brothers Investment Series

INVESTMENT MANAGER

Salomon Brothers Asset Management Inc.

399 Park Avenue

New York, New York 10022

DISTRIBUTOR

Citigroup Global Markets Inc.

388 Greenwich Street

New York, New York 10013

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

TRANSFER AGENT

PFPC Inc.

53 State Street

Boston, Massachusetts 02109-2873

LEGAL COUNSEL

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

DIRECTORS

Carol L. Colman

Daniel P. Cronin

Leslie H. Gelb

R. Jay Gerken, CFA

Chairman

William R. Hutchinson

Dr. Riordan Roett

Jeswald W. Salacuse

OFFICERS

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Andrew B. Shoup

Senior Vice President and

Chief Administrative Officer

Frances M. Guggino

Chief Financial Officer and Treasurer

Robert E. Amodeo

Executive Vice President

Charles K. Bardes

Executive Vice President

James E. Craige, CFA

Executive Vice President

Thomas A. Croak

Executive Vice President

Robert Feitler, Jr.

Executive Vice President

Thomas K. Flanagan, CFA

Executive Vice President

Vincent Gao, CFA

Executive Vice President

John G. Goode

Executive Vice President

Peter J. Hable

Executive Vice President

Kevin Kennedy

Executive Vice President

Roger M. Lavan, CFA

Executive Vice President

Mark J. McAllister

Executive Vice President

Michael McElroy

Executive Vice President

Maureen O’Callaghan

Executive Vice President

Beth A. Semmel, CFA

Executive Vice President

Peter J. Wilby, CFA

Executive Vice President

George J. Williamson

Executive Vice President

Andrew Beagley

Chief Anti-Money Laundering

Compliance Officer and Chief Compliance Officer

Wendy S. Setnicka

Controller

Robert I. Frenkel

Secretary and Chief Legal Officer

Salomon Brothers Investment Series

High Yield Bond Fund

Short/Intermediate U.S. Government Fund

Strategic Bond Fund

The Funds are separate investment funds of the Salomon Brothers Series Funds Inc., a Maryland corporation.

This report is submitted for the general information of the shareholders of Salomon Brothers Investment Series — High Yield Bond Fund, Short/Intermediate U.S. Government Fund and Strategic Bond Fund, but it may also be used as sales literature.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-446-1013.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-446-1013, (2) on the Funds website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

SALOMON BROTHERS ASSET MANAGEMENT

399 Park Avenue

New York, New York 10022

www.sbam.com

©2005 Citigroup Global Markets Inc.

Member NASD, SIPC

SBSFISEMIANN 06/05    05-8951

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Series Funds Inc

By:	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer of Salomon Brothers Series Funds Inc

Date:	September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer of Salomon Brothers Series Funds Inc

Date:	September 7, 2005

By:	/s/ Frances M. Guggino
(Frances M. Guggino) Chief Financial Officer of Salomon Brothers Series Funds Inc

Date:	September 7, 2005